UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)

AAM Brentview Dividend Growth ETF
BDIV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM Brentview Dividend Growth ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/BDIV  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Brentview Dividend Growth ETF	$53	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
U.S. equity markets advanced sharply during the fiscal year, driven by Federal Reserve interest rate cuts and robust earnings growth among mega-cap stocks with exposure to Artificial Intelligence (AI). The period was marked by volatility, reflecting ongoing uncertainty surrounding the Trump Administration’s tariff policies and an ongoing government shutdown. Despite this backdrop, the S&P 500® Index reached a new all-time. However, returns were highly concentrated, with just 10 stocks accounting for more than 70% of the index’s total return. The Fund’s exposure to several of these leading stocks contributed positively to performance, though the Fund modestly underperformed its benchmark, the S&P 500® Index, over the reporting period.
Top performing sectors attributable to BDIV’s return during the current fiscal period were Information Technology, Financials, and Industrials. The worst performing sectors were Real Estate, Health Care, and Consumer Staples.
Individual stocks attributable to BDIV’s return over the same fiscal period were Broadcom Inc., Microsoft Corp, and Lam Research Corp. Stocks dragging down BDIV’s return were UnitedHealth Group Inc, Accenture PLC-Class A, and Marsh & McLennan Co’s.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Brentview Dividend Growth ETF NAV	17.31	17.46
S&P 500 TR	21.45	21.67
Visit https://www.aamlive.com/ETF/Detail/BDIV   for more recent performance information.
AAM Brentview Dividend Growth ETF	PAGE 1	TSR-AR-26922B469

*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,844,182
Number of Holdings	39
Net Advisory Fee	$15,285
Portfolio Turnover	12%
30-Day SEC Yield	1.27%
30-Day SEC Yield Unsubsidized	1.27%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.2%
Apple, Inc.	5.6%
JPMorgan Chase & Co.	3.9%
Trane Technologies PLC	3.9%
Broadcom, Inc.	3.3%
Morgan Stanley	3.1%
Chevron Corp.	3.1%
Lam Research Corp.	3.0%
Philip Morris International, Inc.	2.9%
Alphabet, Inc.	2.8%

Top Sectors	(% of Net Assets)
Information Technology	22.8%
Financials	16.8%
Industrials	12.3%
Health Care	11.4%
Utilities	7.6%
Consumer Staples	7.3%
Materials	5.0%
Communication Services	5.0%
Consumer Discretionary	4.8%
Cash & Other	7.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/BDIV  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Brentview Dividend Growth ETF	PAGE 2	TSR-AR-26922B469

AAM Crescent CLO ETF
CLOC (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM Crescent CLO ETF for the period of October 22, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/CLOC. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
AAM Crescent CLO ETF	$0	0.18%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
CLOC advanced by 5 bps for the period (10/22/2025 – 10/31/2025) versus the benchmark moving 13 bps higher. Performance of the Fund was positively impacted by the coupon income and negatively impacted by transaction cost spread over a short measurement period. Since the debut of the Fund on 10/22/2025 we have repositioned the portfolio increasing the average coupon by about 40 bps to 6.10%. We also rotated out of some of the higher rated tranches and increased our BBB exposure by about 20%. Additionally, we increased exposure to Private Credit/Middle Market CLOs to 33% at the end of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (10/22/2025)
AAM Crescent CLO ETF NAV	0.12
JP Morgan CLOIE Investment Grade Total Return Index	0.14
Visit https://www.aamlive.com/ETF/Detail/CLOC for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AAM Crescent CLO ETF	PAGE 1	TSR-AR-268961844

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$51,305,994
Number of Holdings	45
Net Advisory Fee	$2,004
Portfolio Turnover	32%
30-Day SEC Yield	1.66%
30-Day SEC Yield Unsubsidized	1.62%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Sector Breakdown (% of Net Assets)

Top 10 Issuers	(% of Net Assets)
Madison Park Funding Ltd.	7.3%
Cerberus Loan Funding LP	5.4%
Antares CLO Ltd.	4.4%
Blackrock CLO Ltd.	3.9%
Barings Private Credit Corp. CLO Ltd.	3.5%
Sandstone Peak Ltd.	3.2%
Diameter Capital CLO	3.1%
Warwick Capital CLO Ltd.	2.9%
Palmer Square CLO Ltd.	2.9%
CTM CLO Ltd.	2.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/CLOC.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Crescent CLO ETF	PAGE 2	TSR-AR-268961844

AAM Low Duration Preferred and Income Securities ETF
PFLD (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM Low Duration Preferred and Income Securities ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/PFLD  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Low Duration Preferred and Income Securities ETF	$45	0.45%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Continued resolution of President Trump’s aggressive tariff agenda, stable economic indicators and strong corporate earnings lifted risk assets sharply higher during the second half of the reporting period. Additionally, a downside shift in labor market strength coupled with lower, stable inflation led to the Federal Reserve conducting 100 bps of rate cuts during the fiscal period. Both factors contributed to PFLD’s risk-conscious investment strategy to underperform its higher duration benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, as it was underexposed to much of the lower credit quality names and equity-sensitive convertibles found in the benchmark.
Top performing industries attributable to PFLD’s return during the current fiscal period were Financial Services, Banking, and Utilities. The worst performing industries included Consumer Discretionary, Real Estate, and Automobiles.
Individual securities attributable to PFLD’s return over the same fiscal period were AGNC Float PERP, MSTR 10 PERP, and JPM 6 PERP. Securities dragging down PFLD’s return were GS Float PERP, GS Float PERP, and QVCGA 8 03/15/31.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Low Duration Preferred and Income Securities ETF	PAGE 1	TSR-AR-26922A198

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/19/2019)
AAM Low Duration Preferred and Income Securities ETF NAV	-0.03	2.09	1.92
Bloomberg U.S. Aggregate Bond Index	6.16	-0.24	0.86
ICE 0-5 Year Duration Preferred & Hybrid Securities Total Return Index	7.05	6.81	6.17
Visit https://www.aamlive.com/ETF/Detail/PFLD   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$484,756,369
Number of Holdings	323
Net Advisory Fee	$2,200,948
Portfolio Turnover	150%
30-Day SEC Yield	5.30%
30-Day SEC Yield Unsubsidized	5.30%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
JPMorgan Chase & Co.	4.8%
Citigroup, Inc.	4.7%
Bank of America Corp.	4.5%
Goldman Sachs Group, Inc.	4.3%
Charles Schwab Corp.	3.3%
PNC Financial Services Group, Inc.	3.2%
Morgan Stanley	2.8%
Truist Financial Corp.	2.4%
Bank of New York Mellon Corp.	2.3%
Nextera Energy Capital	2.3%

Top Sectors	(% of Net Assets)
Financials	65.2%
Utilities	17.3%
Energy	10.2%
Communication Services	1.7%
Consumer Discretionary	1.6%
Communications	0.8%
Consumer Staples	0.8%
Industrials	0.7%
Cash & Other	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/PFLD  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Low Duration Preferred and Income Securities ETF	PAGE 2	TSR-AR-26922A198

AAM S&P 500 High Dividend Value ETF
SPDV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM S&P 500 High Dividend Value ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SPDV  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM S&P 500 High Dividend Value ETF	$30	0.29%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
SPDV underperformed its benchmark index, the S&P 500 index, throughout the current fiscal period as growth style equities continued to drive returns on successful tariff deals, strong corporate earnings and dovish Fed Policy. Furthermore, optimism on enhanced productivity and cost savings achieved with Artificial Intelligence drove excess returns in the technology sector and underperformance in SPDV, since the fund’s equal-weight strategy resulted in an underweight allocation to the sector. Higher exposure to dividend paying sectors such as Consumer Staples, Materials, and Real Estate also contributed to underperformance, as dividend payers in general lagged the overall market.
Top performing sectors attributable to SPDV’s return during the current fiscal period were Utilities, Consumer Discretionary, and Energy. The worst performing sectors were Materials, Consumer Staples, and Real Estate.
Individual stocks attributable to SPDV’s return over the same fiscal period were Tapestry Inc., NRG Energy Inc., and Vistra Corp. Stocks dragging down SPDV’s return were Alexandria Real Estate Equities, LyondellBassell Industries NV, and Conagra Brands Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM S&P 500 High Dividend Value ETF	PAGE 1	TSR-AR-26922A594

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (11/28/2017)
AAM S&P 500 High Dividend Value ETF NAV	6.99	14.20	7.93
S&P 500 TR	21.45	17.64	14.72
S&P 500 Dividend and Free Cash Flow Yield Index TR	7.35	14.63	8.30
Visit https://www.aamlive.com/ETF/Detail/SPDV   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$74,026,167
Number of Holdings	57
Net Advisory Fee	$197,956
Portfolio Turnover	51%
30-Day SEC Yield	3.89%
30-Day SEC Yield Unsubsidized	3.89%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
CVS Health Corp.	2.4%
Newmont Corporation	2.4%
Best Buy Company, Inc.	2.2%
Valero Energy Corp.	2.2%
Halliburton Co.	2.2%
APA Corp.	2.1%
Lockheed Martin Corporation	2.1%
Ford Motor Co.	2.1%
QUALCOMM, Inc.	2.0%
NextEra Energy, Inc.	2.0%

Top Sectors	(% of Net Assets)
Energy	9.9%
Information Technology	9.9%
Consumer Discretionary	9.8%
Health Care	9.6%
Utilities	9.3%
Industrials	9.2%
Financials	9.1%
Real Estate	8.5%
Materials	8.2%
Cash & Other	16.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SPDV  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM S&P 500 High Dividend Value ETF	PAGE 2	TSR-AR-26922A594

AAM Sawgrass U.S. Large Cap Quality Growth ETF
SAWG (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM Sawgrass U.S. Large Cap Quality Growth ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWG  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Large Cap Quality Growth ETF	$53	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Growth stocks, as measured by the Russell 1000 Growth index, advanced 30% during the period with euphoria surrounding AI deals and the large cap tech FOMO trade powering most of the gains. The AAM Sawgrass U.S. Large Cap Quality Growth  ETF lagged during this period as most of the characteristics that the fund’s Sub-Advisor, Sawgrass Asset Management, favors – consistent earnings growth, low price volatility, attractive valuations – underperformed the returns of stocks with opposing characteristics (low quality/consistency, high price volatility, high valuations).
Market concentration continues to be a headwind to portfolio returns as the top three stocks in the growth index (NVIDIA, Microsoft, and Apple) remained double-digit position weights in the index during the period. These stocks are the largest absolute positions in SAWG but remain large underweights to their index representation which has made relative outperformance tough to achieve as these stocks continue to rally higher. Despite this, the portfolio has performed as expected during the few periods of less frothy growth. The portfolio outperformed by 400 basis points during the volatile first quarter of 2025 and also outperformed in the broader rally that occurred during the month of October.
The portfolio’s risk conscious nature struggled to keep up with the speculative post-election rally. The defensive posture that helped the Fund outperform in the first quarter of 2025 hurt the Fund’s performance during the growth-oriented, late April bounce. This led to the Fund’s relative underperformance to the Russell 1000 Growth index over the course of the reporting period.
Top performing sectors attributable to SAWG’s return during the current fiscal period were Information Technology, Communication Services, and Consumer Discretionary. The worst performing sectors were Health Care, Industrials, and Consumer Staples.
Individual stocks attributable to SAWG’s return over the same fiscal period were Broadcom Inc., Alphabet Inc- Class A., and Nvidia Corp. Stocks dragging down SAWG’s return were Lululemon Athletica Inc, United Health Group Inc, and Comcast Corp-Class A.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 1	TSR-AR-26922B477

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Large Cap Quality Growth ETF NAV	15.71	15.72
S&P 500 TR	21.45	21.67
Russell 1000 Growth Total Return	30.70	31.08
Visit https://www.aamlive.com/ETF/Detail/SAWG   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,248,341
Number of Holdings	45
Net Advisory Fee	$9,650
Portfolio Turnover	85%
30-Day SEC Yield	0.29%
30-Day SEC Yield Unsubsidized	0.29%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	8.2%
NVIDIA Corp.	6.4%
Apple, Inc.	6.1%
Alphabet, Inc.	4.7%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc.	3.3%
Broadcom, Inc.	3.3%
Eli Lilly & Co.	2.8%
ServiceNow, Inc.	2.8%
Comcast Corp.	2.6%

Top Sectors	(% of Net Assets)
Information Technology	45.6%
Health Care	13.9%
Communication Services	13.2%
Financials	8.4%
Industrials	7.7%
Consumer Discretionary	7.6%
Consumer Staples	3.3%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWG  .
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 2	TSR-AR-26922B477

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Large Cap Quality Growth ETF	PAGE 3	TSR-AR-26922B477

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SAWS (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM Sawgrass U.S. Small Cap Quality Growth ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/SAWS  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Sawgrass U.S. Small Cap Quality Growth ETF	$57	0.55%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
During the fiscal period, the Russell 2000 Growth Index returned approximately 18.8% despite significant volatility. The index entered a bear market in late November 2024, falling nearly 28% by April 8, 2025, driven by heightened trade uncertainties from tariff discussions and a sharp decline in consumer sentiment. A powerful recovery followed, with the index surging 47.5% from its April low through October 31, 2025, reflecting renewed risk appetite and a rotation into small-cap growth stocks. This rally, while strong, remained below the intensity of the 2020 post-pandemic rebound. Gains were heavily concentrated in the most speculative segments—highly shorted stocks, penny stocks, unprofitable companies, and those with little or no revenue—revealing a momentum-driven, sentiment-fueled advance rather than a broad fundamental recovery.
The historically significant factors on which the SAWS strategy is built – low price volatility, stable growth, profitability, attractive valuation - all selected to provide the client with a high-quality portfolio - struggled for the overall period. While excellent downside preservation was provided during the bear market, the 48% rally, is not the type of market in which the strategy will excel.
Top performing sectors attributable to SAWS’s return during the current fiscal period were Industrials, Information Technology, and Financials. The worst performing sectors were Consumer Discretionary, Materials, and Consumer Staples.
Individual stocks attributable to SAWS’s return over the same fiscal period were Artivion Inc., StoneX Group Inc., and Interdigital Inc. Stocks dragging down SAWS’s return were Progress Software Corp, Varonis Systems Inc., and Adma Biologics Inc.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 1	TSR-AR-26922B485

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/30/2024)
AAM Sawgrass U.S. Small Cap Quality Growth ETF NAV	9.00	7.86
S&P 500 TR	21.45	21.67
Russell 2000 Growth Total Return	18.81	14.34
Visit https://www.aamlive.com/ETF/Detail/SAWS   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,458,197
Number of Holdings	71
Net Advisory Fee	$6,255
Portfolio Turnover	80%
30-Day SEC Yield	0.00%
30-Day SEC Yield Unsubsidized	0.00%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Artivion, Inc.	4.2%
StoneX Group, Inc.	3.9%
iRadimed Corporation	2.9%
InterDigital, Inc.	2.7%
Huron Consulting Group, Inc.	2.7%
Phibro Animal Health Corp.	2.5%
Red Violet, Inc.	2.5%
Archrock, Inc.	2.4%
Sanmina Corporation	2.3%
Mueller Industries, Inc.	2.2%

Top Sectors	(% of Net Assets)
Industrials	30.7%
Health Care	21.5%
Information Technology	19.5%
Financials	12.1%
Consumer Discretionary	8.6%
Consumer Staples	3.0%
Energy	2.4%
Materials	1.4%
Cash & Other	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/SAWS  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Sawgrass U.S. Small Cap Quality Growth ETF	PAGE 2	TSR-AR-26922B485

AAM SLC Low Duration Income ETF
LODI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM SLC Low Duration Income ETF for the period of December 3, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/LODI. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
AAM SLC Low Duration Income ETF	$14	0.15%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
LODI’s outperformance over its benchmark during the reporting period was primarily driven by an overweight allocation to CMBS, ABS, and CLO, as well as issue selection within Financials. Markets continue to be largely driven by trends related to potential tariff impact following initial widening in early April 2025. While Corporate credit sectors quickly rebounded, Securitized sectors lagged tightening, particularly within single A conduit CMBS levels, which still hover approximately 40 to 50 basis points wider than first quarter tights. Additionally, after recent negative headlines related to issuers in the ABS sector (to which LODI held no exposure), short duration Auto ABS spreads widened toward the end of the third quarter.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (12/03/2024)
AAM SLC Low Duration Income ETF NAV	5.43
Bloomberg U.S. Aggregate Bond Index	5.20
Bloomberg 1-3 Year US Government/Credit	4.70
Visit https://www.aamlive.com/ETF/Detail/LODI for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AAM SLC Low Duration Income ETF	PAGE 1	TSR-AR-26922B428

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$70,443,265
Number of Holdings	131
Net Advisory Fee	$78,957
Portfolio Turnover	74%
30-Day SEC Yield	4.92%
30-Day SEC Yield Unsubsidized	4.68%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)
Sector Breakdown (% of Net Assets)

Top Sectors	(% of Net Assets)
Government	15.8%
Asset Backed Securities	15.4%
Financial	14.3%
Mortgage Securities	7.2%
Energy	3.9%
Consumer, Cyclical	3.5%
Utilities	2.8%
Basic Materials	0.5%
Cash & Other	36.6%

Top 10 Issuers	(% of Net Assets)
Pagaya AI Debt Selection Trust	5.1%
Westlake Automobile Receivables Trust	4.9%
CPS Auto Trust	3.2%
BBCMS Trust	2.9%
Computershare Corporate Trust	2.7%
Exeter Automobile Receivables Trust	2.5%
Invesco Government & Agency Portfolio	2.3%
Benchmark Mortgage Trust	2.1%
Global Atlantic Financial Company	1.8%
Corebridge Financial Inc	1.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/LODI.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM SLC Low Duration Income ETF	PAGE 2	TSR-AR-26922B428

AAM Todd International Intrinsic Value ETF
TIIV (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM Todd International Intrinsic Value ETF for the period of July 24, 2025, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TIIV. You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
AAM Todd International Intrinsic Value ETF	$15	0.54%
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
International markets reached new all-time highs for the first time in more than 15 years, suggesting that investors are beginning to recognize a structural shift in the global investment landscape and showing renewed confidence in reform efforts across several regions. While the strategy has participated in the forces driving international markets higher, TIIV underperformed the ACWI ex-US Index over the three months ending October 31, 2025. AI-related companies in Europe and Asia delivered exceptionally strong returns in the Technology sector, where the strategy remains underweight, causing the sector to outperform the broader market.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (07/24/2025)
AAM Todd International Intrinsic Value ETF NAV	4.50
MSCI AC WORLD INDEX ex USA Net (USD)	6.15
Visit https://www.aamlive.com/ETF/Detail/TIIV for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
AAM Todd International Intrinsic Value ETF	PAGE 1	TSR-AR-268961802

KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$21,270,869
Number of Holdings	68
Net Advisory Fee	$30,350
Portfolio Turnover	7%
30-Day SEC Yield	2.22%
30-Day SEC Yield Unsubsidized	2.22%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top Sectors	(% of Net Assets)
Financials	28.6%
Industrials	18.9%
Consumer Discretionary	10.1%
Health Care	9.7%
Information Technology	9.3%
Materials	5.8%
Energy	5.8%
Consumer Staples	3.5%
Communication Services	3.3%
Cash & Other	5.0%

Top 10 Equity Issuers	(% of Net Assets)
Banco Santander SA	2.5%
Barclays PLC	2.5%
AerCap Holdings NV	2.4%
Mitsubishi UFJ Financial Group, Inc.	2.3%
Fujitsu Ltd.	2.2%
ING Groep NV	2.2%
NatWest Group PLC	2.2%
DBS Group Holdings Ltd.	2.1%
Taiwan Semiconductor Manufacturing Co Ltd	2.0%
Marubeni Corp.	2.0%
Geographic Breakdown (% of Net Assets)

Top Ten Countries	(% of Net Assets)
Japan	17.5%
United Kingdom	13.4%
United States	11.9%
France	10.0%
China	7.5%
Ireland	6.9%
Netherlands	4.9%
Germany	4.5%
Spain	3.9%
Cash & Other	19.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/TIIV.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Todd International Intrinsic Value ETF	PAGE 2	TSR-AR-268961802

AAM Transformers ETF
TRFM (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | October 31, 2025
This annual shareholder report contains important information about the AAM Transformers ETF for the period of November 1, 2024, to October 31, 2025. You can find additional information about the Fund at https://www.aamlive.com/ETF/Detail/TRFM  . You can also request this information by contacting us at (800)-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM Transformers ETF	$60	0.49%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
TRFM handily outperformed its benchmark, the S&P 500, during the reporting period as global, growth-style equities benefitted from a strong economy, resilient corporate earnings, a dovish Federal Reserve, and tariff resolutions. TRFM’s focus on innovative companies driving structural change allowed the fund to take part in the explosive Artificial Intelligence movement, as many of the strategy’s components are major players in this space. The international sleeve of the portfolio also helped drive alpha, as foreign equities reached all-time highs for the first time in 15 years.
Top performing sectors attributable to TRFM’s return over the current fiscal period were, Information Technology, Industrials and Consumer Discretionary. The worst performing sectors were Financials, Utilities and Communication Services.
Individual securities attributable to TRFM’s return over the current fiscal period were AppLovin Corp-Class A, Bloom Energy Corp-A, and Rocket Lab Corp. The largest detractors to TRFM’s performance were Globant SA, Fluence Energy Inc, and Meituan – UNSP ADR.
The top countries by contribution were the United States, followed by China and Germany. The country with the lowest contribution was Luxembourg.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
AAM Transformers ETF	PAGE 1	TSR-AR-26922B683

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (07/11/2022)
AAM Transformers ETF NAV	44.93	25.51
S&P 500 TR	21.45	20.71
Pence Transformers Index Net Total Return	45.56	26.11
Visit https://www.aamlive.com/ETF/Detail/TRFM   for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$108,105,212
Number of Holdings	216
Net Advisory Fee	$317,307
Portfolio Turnover	79%
30-Day SEC Yield	0.13%
30-Day SEC Yield Unsubsidized	0.13%
WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Top 10 Issuers	(% of Net Assets)
Advanced Micro Devices, Inc.	1.4%
Palantir Technologies, Inc.	1.1%
Tesla, Inc.	1.1%
AppLovin Corp.	1.1%
International Business Machines Corp.	1.0%
NVIDIA Corp.	1.0%
Alphabet, Inc.	1.0%
Apple, Inc.	0.9%
Oracle Corp.	0.9%
GE AEROSPACE	0.9%

Top Sectors	(% of Net Assets)
Information Technology	53.5%
Industrials	23.3%
Consumer Discretionary	7.6%
Utilities	6.9%
Communication Services	4.9%
Financials	3.7%
Cash & Other	0.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.aamlive.com/ETF/Detail/TRFM  .
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Advisors Asset Management, Inc documents not be householded, please contact Advisors Asset Management, Inc at (800)-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Advisors Asset Management, Inc or your financial intermediary.
AAM Transformers ETF	PAGE 2	TSR-AR-26922B683

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2025	FYE 10/31/2024
(a) Audit Fees	$120,500	$ 88,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$31,500	$ 21,000
(d) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2025	FYE 10/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2025	FYE 10/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, Janet D. Olsen, and Michael A. Castino.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

AAM ETFS
AAM Brentview Dividend Growth ETF (Ticker: BDIV)
AAM Crescent CLO ETF (Ticker: CLOC)
AAM Low Duration Preferred and Income Securities ETF (Ticker: PFLD)
AAM S&P 500 High Dividend Value ETF (Ticker: SPDV)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (Ticker: SAWG)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (Ticker: SAWS)
AAM SLC Low Duration Income ETF (Ticker: LODI)
AAM Todd International Intrinsic Value ETF (Ticker: TIIV)
AAM Transformers ETF (Ticker: TRFM)
Annual Financial Statements and Additional Information
October 31, 2025

AAM BRENTVIEW DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 98.8%
Communication Services - 5.0%
Alphabet, Inc. - Class A	386	$108,539
T-Mobile US, Inc.	394	82,760
		191,299
Consumer Discretionary - 4.8%
Lowe’s Cos., Inc.	391	93,109
TJX Companies, Inc.	663	92,913
		186,022
Consumer Staples - 7.3%
Costco Wholesale Corp.	119	108,463
PepsiCo, Inc.	425	62,088
Philip Morris International, Inc.	765	110,412
		280,963
Energy - 3.1%
Chevron Corp.	748	117,974
Financials - 16.8%
Blackrock, Inc.	68	73,631
CME Group, Inc.	306	81,240
Corebridge Financial, Inc.	2,028	66,032
JPMorgan Chase & Co.	476	148,093
Marsh & McLennan Companies, Inc.	323	57,542
Morgan Stanley	731	119,884
Visa, Inc. - Class A(a)	289	98,474
		644,896
Health Care - 11.4%
Eli Lilly & Co.	110	94,915
Johnson & Johnson	533	100,668
McKesson Corp.(a)	119	96,549
Medtronic PLC	731	66,302
UnitedHealth Group, Inc.	238	81,291
		439,725
Industrials - 12.3%
Mueller Industries, Inc.	714	75,591
Parker-Hannifin Corp.	108	83,466
Trane Technologies PLC	330	148,054
Union Pacific Corp.	378	83,300
Waste Management, Inc.	409	81,706
		472,117
Information Technology - 22.8%
Apple, Inc.(a)	799	216,026
Broadcom, Inc.	340	125,674
Lam Research Corp.(a)	740	116,520
Microsoft Corp.	612	316,900
Oracle Corp.	388	101,893
		877,013
Materials - 5.0%
CRH PLC	833	99,210
Linde PLC	221	92,445
		191,655

	Shares	Value
Real Estate - 2.7%
Extra Space Storage, Inc.	374	$49,944
Realty Income Corp.(a)	901	52,240
		102,184
Utilities - 7.6%
Constellation Energy Corp.	272	102,544
NextEra Energy, Inc.	1,218	99,145
WEC Energy Group, Inc.	827	92,401
		294,090
TOTAL COMMON STOCKS (Cost $3,367,423)		3,797,938
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.8%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(b)	568,604	568,604
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $568,604)		568,604
	Shares
MONEY MARKET FUNDS - 1.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(b)	49,165	49,165
TOTAL MONEY MARKET FUNDS (Cost $49,165)		49,165
TOTAL INVESTMENTS - 114.9% (Cost $3,985,192)		$4,415,707
Liabilities in Excess of Other Assets - (14.9)%		(571,525)
TOTAL NET ASSETS - 100.0%		$3,844,182

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $550,522, or 14.3% of Net Assets.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

1

AAM CRESCENT CLO ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 97.4%
ABPCI Direct Lending Fund CLO LLC, Series 2024-17A, Class A2, 6.30% (3 mo. Term SOFR + 2.00%), 08/01/2036(a)	$1,000,000	$1,002,801
AGL CLO Ltd., Series 2020-7A, Class D1R2, 6.70% (3 mo. Term SOFR + 2.80%), 10/15/2038(a)	1,000,000	1,001,990
Antares CLO Ltd.
Series 2024-6A, Class A2, 5.63% (3 mo. Term SOFR + 1.75%), 01/20/2037(a)	1,500,000	1,504,818
Series 2024-6A, Class D, 7.68% (3 mo. Term SOFR + 3.80%), 01/20/2037(a)	750,000	757,151
ArrowMark Colorado Holdings, Series 2020-11A, Class BR, 5.90% (3 mo. Term SOFR + 2.00%), 10/15/2037(a)	650,000	652,270
Babson CLO Ltd./Cayman Islands, Series 2024-2A, Class A1, 5.33% (3 mo. Term SOFR + 1.43%), 07/15/2039(a)	250,000	250,659
Bain Capital Credit CLO, Series 2024-4A, Class D1, 6.96% (3 mo. Term SOFR + 3.10%), 10/23/2037(a)	1,000,000	1,004,969
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class A1RR, 5.17% (3 mo. Term SOFR + 1.29%), 10/20/2035(a)	1,500,000	1,501,144
Barings Private Credit Corporation CLO Ltd.
Series 2023-1A, Class A1AR, 5.53% (3 mo. Term SOFR + 1.63%), 10/15/2036(a)	1,500,000	1,503,294
Series 2023-1A, Class A1BR, 5.80% (3 mo. Term SOFR + 1.90%), 10/15/2036(a)	315,000	315,949
Birch Grove CLO, Series 2025-12A, Class A2, 5.21% (3 mo. Term SOFR + 1.35%), 04/22/2038(a)	1,050,000	1,048,856
Blackrock CLO Ltd., Series 2025-1A, Class A1, 5.97% (3 mo. Term SOFR + 1.65%), 07/15/2037(a)	2,000,000	2,005,999
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, 6.78% (3 mo. Term SOFR + 2.90%), 10/20/2037(a)	800,000	801,431
Bridge Street CLO Ltd., Series 2025-1A, Class D1A, 6.73% (3 mo. Term SOFR + 2.85%), 04/20/2038(a)	1,000,000	1,003,991
BXDL Static CLO LLC, Series 2025-1A, Class C, 6.52% (3 mo. Term SOFR + 2.20%), 07/20/2035(a)	1,500,000	1,499,250
Canyon Capital CLO Ltd., Series 2022-1A, Class C, 6.09% (3 mo. Term SOFR + 2.20%), 04/15/2035(a)	1,500,000	1,500,400
Cedar Funding Ltd., Series 2024-19A, Class D1, 6.86% (3 mo. Term SOFR + 3.00%), 01/23/2038(a)	500,000	500,158

	Par	Value
Cerberus Loan Funding LP
Series 2024-1A, Class A, 5.80% (3 mo. Term SOFR + 1.90%), 04/15/2036(a)	$1,750,000	$1,749,953
Series 2025-1A, Class C, 6.50% (3 mo. Term SOFR + 2.60%), 07/15/2037(a)	1,000,000	1,013,230
CTM CLO Ltd., Series 2025-1A, Class A1, 5.83% (3 mo. Term SOFR + 1.50%), 07/15/2038(a)	1,500,000	1,504,956
DIAMETER CAPITAL CLO, Series 2025-10A, Class A, 5.19% (3 mo. Term SOFR + 1.31%), 04/20/2038(a)	1,600,000	1,602,904
Elmwood CLO Ltd., Series 2021-5A, Class D2R, 8.25% (3 mo. Term SOFR + 4.35%), 10/15/2037(a)	1,400,000	1,407,677
Fortress Credit BSL Ltd., Series 2023-2A, Class C1R, 6.27% (3 mo. Term SOFR + 2.40%), 07/24/2036(a)	1,000,000	1,002,995
Gallatin CLO Ltd., Series 2024-1A, Class B, 5.83% (3 mo. Term SOFR + 1.95%), 10/20/2037(a)	725,000	728,066
Golub Capital Partners CLO Ltd., Series 2021-59A, Class A2R, 5.48% (3 mo. Term SOFR + 1.60%), 04/20/2037(a)	1,500,000	1,502,994
Golub Capital Partners Private Credit Fund CLO, Series 2023-1A, Class A2R, 5.81% (3 mo. Term SOFR + 1.65%), 10/26/2037(a)	500,000	502,535
Invesco CLO Ltd., Series 2024-1RA, Class BR, 6.00% (3 mo. Term SOFR + 2.10%), 04/15/2037(a)	1,125,000	1,131,176
Madison Park Funding Ltd.
Series 2019-33A, Class CR, 6.10% (3 mo. Term SOFR + 2.20%), 10/15/2032(a)	1,500,000	1,499,995
Series 2024-69A, Class D2, 8.61% (3 mo. Term SOFR + 4.75%), 07/25/2037(a)	1,000,000	1,010,048
Series 2025-73A, Class D1, 6.71% (3 mo. Term SOFR + 2.75%), 10/17/2038(a)	1,250,000	1,257,522
Magnetite CLO Ltd., Series 2016-17A, Class AR2, 5.38% (3 mo. Term SOFR + 1.50%), 04/20/2037(a)	1,000,000	1,003,404
Maranon Loan Funding Ltd., Series 2022-1A, Class AR, 5.33% (3 mo. Term SOFR + 1.43%), 04/15/2037(a)	1,250,000	1,250,310
Monroe Capital Mml Clo XVI Ltd., Series 2024-1A, Class A, 5.56% (3 mo. Term SOFR + 1.70%), 07/23/2036(a)	1,000,000	1,002,745
Neuberger Berman CLO Ltd., Series 2022-47A, Class DR, 7.00% (3 mo. Term SOFR + 2.80%), 04/16/2035(a)	1,000,000	1,004,490

The accompanying notes are an integral part of these financial statements.

2

AAM CRESCENT CLO ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
OCP CLO Ltd., Series 2017-14A, Class A1R, 5.25% (3 mo. Term SOFR + 1.37%), 07/20/2037(a)	$500,000	$501,267
Owl Rock CLO Ltd., Series 2022-7A, Class AR, 5.28% (3 mo. Term SOFR + 1.40%), 04/20/2038(a)	1,000,000	995,000
OZLM Ltd., Series 2019-24A, Class A2AR, 5.85% (3 mo. Term SOFR + 1.96%), 07/20/2032(a)	800,000	799,597
Palmer Square CLO Ltd., Series 2021-3A, Class D1R, 6.70% (3 mo. Term SOFR + 2.80%), 10/15/2038(a)	1,500,000	1,504,995
ROMARK CLO LLC, Series 2021-5A, Class BR, 5.70% (3 mo. Term SOFR + 1.80%), 01/15/2035(a)	1,250,000	1,252,803
Sandstone Peak Ltd., Series 2021-1A, Class B1R, 5.73% (3 mo. Term SOFR + 1.83%), 10/15/2034(a)	1,625,000	1,625,770
Symphony CLO Ltd., Series 2020-22A, Class CR, 5.98% (3 mo. Term SOFR + 2.10%), 04/18/2033(a)	1,500,000	1,503,832
Texas Debt Capital CLO Ltd., Series 2023-1A, Class D1R, 6.63% (3 mo. Term SOFR + 2.75%), 07/20/2038(a)	1,000,000	1,007,492
TICP CLO Ltd., Series 2017-7A, Class BR2, 5.80% (3 mo. Term SOFR + 1.90%), 04/15/2033(a)	1,250,000	1,252,436
Warwick Capital CLO Ltd., Series 2024-3A, Class A1, 5.53% (3 mo. Term SOFR + 1.65%), 04/20/2037(a)	1,500,000	1,506,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $50,000,108)		49,979,322

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.2%
First American Government Obligations Fund - Class X, 4.03%(b)	1,112,233	$1,112,233
TOTAL MONEY MARKET FUNDS (Cost $1,112,233)		1,112,233
TOTAL INVESTMENTS - 99.6% (Cost $51,112,341)		$51,091,555
Other Assets in Excess of Liabilities - 0.4%		214,439
TOTAL NET ASSETS - 100.0%		$51,305,994

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $49,979,322 or 97.4% of the Fund’s net assets.

(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
CORPORATE BONDS - 72.6%
Communication Services - 2.3%
Bell Telephone Co. of Canada or Bell Canada, 6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055	$2,695,000	$2,812,502
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057(a)	1,585,000	1,553,300
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062	2,540,000	2,502,004
TELUS Corp., 6.63% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	1,775,000	1,831,173
Vodafone Group PLC, 4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	2,485,000	2,332,884
		11,031,863
Consumer Discretionary - 1.3%
Aptiv Swiss Holdings Ltd., 6.88% to 12/15/2029 then 5 yr. CMT Rate + 3.39%, 12/15/2054	1,295,000	1,322,165
General Motors Financial Co., Inc.
5.75% to 09/30/2027 then 3 mo. LIBOR US + 3.60%, Perpetual(a)	2,540,000	2,514,161
6.50% to 09/30/2028 then 3 mo. LIBOR US + 3.44%, Perpetual(a)(b)	1,295,000	1,296,013
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual(b)	1,290,000	1,294,120
		6,426,459
Energy - 9.8%
BP Capital Markets PLC, 4.88% to 06/22/2030 then 5 yr. CMT Rate + 4.40%, Perpetual	6,620,000	6,617,698
Enbridge, Inc.
6.00% to 01/15/2027 then 3 mo. Term SOFR + 4.15%, 01/15/2077	1,890,000	1,895,617
5.50% to 07/15/2027 then 3 mo. Term SOFR + 3.68%, 07/15/2077	2,565,000	2,555,975
6.25% to 03/01/2028 then 3 mo. Term SOFR + 3.90%, 03/01/2078	2,150,000	2,172,158
5.75% to 07/15/2030 then 5 yr. CMT Rate + 5.31%, 07/15/2080	2,540,000	2,557,211
7.38% to 01/15/2028 then 5 yr. CMT Rate + 3.71%, 01/15/2083	1,295,000	1,334,495
Energy Transfer LP
6.50% to 11/15/2026 then 5 yr. CMT Rate + 5.69%, Perpetual	2,430,000	2,440,216
6.63% to 02/15/2028 then 3 mo. LIBOR US + 4.16%, Perpetual(a)	1,425,000	1,422,808
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054(b)	1,035,000	1,069,662
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	3,250,000	3,220,564
Enterprise Products Operating LLC
5.25% to 08/16/2027 then 3 mo. Term SOFR + 3.29%, 08/16/2077	2,540,000	2,533,090

	Par	Value
5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	$1,710,000	$1,701,655
Phillips 66 Co., 5.88% to 03/15/2031 then 5 yr. CMT Rate + 2.28%, 03/15/2056	2,725,000	2,708,743
Plains All American Pipeline LP, 8.58% (3 mo. Term SOFR + 4.37%), Perpetual	2,000,000	2,002,282
South Bow Canadian Infrastructure Holdings Ltd., 7.63% to 03/01/2030 then 5 yr. CMT Rate + 3.95%, 03/01/2055	1,100,000	1,145,154
TransCanada PipeLines Ltd., 7.00% to 06/01/2030 then 5 yr. CMT Rate + 2.61%, 06/01/2065	2,045,000	2,107,510
Transcanada Trust
5.88% to 08/15/2026 then 3 mo. LIBOR US + 4.64%, 08/15/2076(a)	3,210,000	3,210,170
5.30% to 03/15/2027 then 3 mo. LIBOR US + 3.21%, 03/15/2077(a)	4,005,000	3,982,146
5.50% to 09/15/2029 then SOFR + 4.42%, 09/15/2079	2,950,000	2,937,444
		47,614,598
Financials - 42.7%(c)
Aegon Ltd., 5.50% to 04/11/2028 then 6 mo. LIBOR US + 3.54%, 04/11/2048(a)	2,000,000	2,027,704
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50% to 01/31/2031 then 5 yr. CMT Rate + 2.44%, 01/31/2056	1,295,000	1,337,887
Ally Financial, Inc.
4.70% to 05/15/2026 then 5 yr. CMT Rate + 3.87%, Perpetual(b)	3,630,000	3,554,371
4.70% to 05/15/2028 then H157 yr. CMT Rate + 3.48%, Perpetual(b)	2,485,000	2,311,343
American Express Co., 3.55% to 09/15/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	4,260,000	4,180,501
American International Group, Inc., 5.75% (3 mo. LIBOR US + 2.87%), 04/01/2048(a)	820,000	835,908
American National Group, Inc., 7.00% to 12/01/2030 then 5 yr. CMT Rate + 3.18%, 12/01/2055	1,225,000	1,251,029
Aon Corp., 8.21%, 01/01/2027	1,300,000	1,352,692
Assurant, Inc., 7.00% to 03/27/2028 then 3 mo. LIBOR US + 4.14%, 03/27/2048(a)	1,035,000	1,063,261
BAC Capital Trust XIV, 4.70% (3 mo. Term SOFR + 0.66%), Perpetual	655,000	556,554
Bank of America Corp.
6.30% to 03/10/2026 then 3 mo. Term SOFR + 4.81%, Perpetual	1,315,000	1,318,974
4.38% to 01/27/2027 then 5 yr. CMT Rate + 2.76%, Perpetual	2,195,000	2,158,803

The accompanying notes are an integral part of these financial statements.

4

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
6.13% to 04/27/2027 then 5 yr. CMT Rate + 3.23%, Perpetual	$2,630,000	$2,661,110
5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.19%, Perpetual	2,965,000	2,996,850
6.63% to 05/01/2030 then 5 yr. CMT Rate + 2.68%, Perpetual	3,940,000	4,101,540
6.25% to 07/26/2030 then 5 yr. CMT Rate + 2.35%, Perpetual	3,250,000	3,305,965
Bank of New York Mellon Corp.
3.70% to 03/20/2026 then 5 yr. CMT Rate + 3.35%, Perpetual	1,510,000	1,497,492
4.63% to 09/20/2026 then 3 mo. Term SOFR + 3.39%, Perpetual	2,490,000	2,475,545
3.75% to 12/20/2026 then 5 yr. CMT Rate + 2.63%, Perpetual	3,505,000	3,434,538
6.30% to 03/20/2030 then 5 yr. CMT Rate + 2.30%, Perpetual	1,295,000	1,333,796
5.95% to 12/20/2030 then 5 yr. CMT Rate + 2.27%, Perpetual(b)	1,285,000	1,304,626
Capital One Financial Corp.
3.95% to 09/01/2026 then 5 yr. CMT Rate + 3.16%, Perpetual(b)	2,730,000	2,682,832
5.50% to 10/30/2027 then 3 mo. Term SOFR + 3.34%, Perpetual(b)	1,475,000	1,475,118
Charles Schwab Corp.
4.00% to 06/01/2026 then 5 yr. CMT Rate + 3.17%, Perpetual	5,450,000	5,400,357
5.00% to 06/01/2027 then 5 yr. CMT Rate + 3.26%, Perpetual	1,840,000	1,840,624
5.00% to 12/01/2027 then 3 mo. LIBOR US + 2.58%, Perpetual(a)	1,265,000	1,237,892
4.00% to 12/01/2030 then 10 yr. CMT Rate + 3.08%, Perpetual	5,905,000	5,537,845
Citigroup, Inc.
4.00% to 12/10/2025 then 5 yr. CMT Rate + 3.60%, Perpetual	1,905,000	1,901,230
3.88% to 02/18/2026 then 5 yr. CMT Rate + 3.42%, Perpetual	2,925,000	2,905,985
6.25% to 08/15/2026 then 3 mo. Term SOFR + 4.78%, Perpetual	1,905,000	1,920,829
4.15% to 11/15/2026 then 5 yr. CMT Rate + 3.00%, Perpetual	1,270,000	1,247,684
7.38% to 05/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual(b)	1,585,000	1,642,187
7.63% to 11/15/2028 then 5 yr. CMT Rate + 3.21%, Perpetual	1,905,000	1,993,201
7.20% to 05/15/2029 then 5 yr. CMT Rate + 2.91%, Perpetual	715,000	740,368
7.13% to 08/15/2029 then 5 yr. CMT Rate + 2.69%, Perpetual	2,220,000	2,289,926
6.75% to 02/15/2030 then 5 yr. CMT Rate + 2.57%, Perpetual	1,900,000	1,933,064
6.95% to 02/15/2030 then 5 yr. CMT Rate + 2.73%, Perpetual	2,540,000	2,612,939

	Par	Value
6.88% to 08/15/2030 then 5 yr. CMT Rate + 2.89%, Perpetual	$3,400,000	$3,503,272
Citizens Financial Group, Inc.
7.20% (3 mo. Term SOFR + 3.26%), Perpetual	775,000	772,093
7.35% (3 mo. Term SOFR + 3.42%), Perpetual	775,000	770,036
4.00% to 10/06/2026 then 5 yr. CMT Rate + 3.22%, Perpetual	775,000	763,996
CoBank ACB
4.25% to 01/01/2027 then 5 yr. CMT Rate + 3.05%, Perpetual	1,100,000	1,068,373
6.45% to 10/01/2027 then 5 yr. CMT Rate + 3.49%, Perpetual	1,035,000	1,037,233
7.25% to 07/01/2029 then 5 yr. CMT Rate + 2.88%, Perpetual	775,000	792,139
7.13% to 01/01/2030 then 5 yr. CMT Rate + 2.82%, Perpetual	775,000	804,063
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	2,690,000	2,754,903
Enstar Finance LLC, 5.50% (5 yr. CMT Rate + 4.01%), 01/15/2042	1,295,000	1,280,012
Fifth Third Bancorp, 7.30% (3 mo. Term SOFR + 3.29%), Perpetual	1,550,000	1,553,147
First Citizens BancShares, Inc./NC, 8.27% (3 mo. Term SOFR + 4.23%), Perpetual(b)	840,000	857,850
Goldman Sachs Group, Inc.
7.19% to 02/10/2030 then 5 yr. CMT Rate + 2.85%, Perpetual	905,000	909,614
7.38% to 08/10/2029 then 5 yr. CMT Rate + 3.62%, Perpetual	1,245,000	1,250,794
7.56% to 02/10/2030 then 5 yr. CMT Rate + 3.22%, Perpetual	1,485,000	1,489,847
3.80% to 05/10/2026 then 5 yr. CMT Rate + 2.97%, Perpetual	1,735,000	1,709,484
3.65% to 08/10/2026 then 5 yr. CMT Rate + 2.92%, Perpetual	1,865,000	1,828,045
4.13% to 11/10/2026 then 5 yr. CMT Rate + 2.95%, Perpetual	1,865,000	1,834,366
5.30% to 11/10/2026 then 3 mo. Term SOFR + 4.10%, Perpetual	1,605,000	1,603,485
6.85% to 02/10/2030 then 5 yr. CMT Rate + 2.46%, Perpetual	5,035,000	5,239,174
Huntington Bancshares, Inc./OH
4.45% to 10/15/2027 then H157 yr. CMT Rate + 4.05%, Perpetual	1,290,000	1,264,606
5.63% to 07/15/2030 then 10 yr. CMT Rate + 4.95%, Perpetual	1,295,000	1,309,890
6.25% to 10/15/2030 then 5 yr. CMT Rate + 2.65%, Perpetual(b)	1,930,000	1,911,881
JPMorgan Chase & Co.
6.73% (3 mo. Term SOFR + 2.75%), Perpetual(b)	3,065,000	3,066,723
6.70% (3 mo. Term SOFR + 2.84%), Perpetual	2,610,000	2,621,434

The accompanying notes are an integral part of these financial statements.

5

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
3.65% to 06/01/2026 then 5 yr. CMT Rate + 2.85%, Perpetual	$4,100,000	$4,049,679
6.50% to 04/01/2030 then 5 yr. CMT Rate + 2.15%, Perpetual	6,125,000	6,357,058
KeyCorp, 5.00% to 09/15/2026 then 3 mo. Term SOFR + 3.87%, Perpetual	1,355,000	1,344,213
M&T Bank Corp.
7.30% to 08/01/2029 then 5 yr. CMT Rate + 3.17%, Perpetual	1,035,000	1,039,254
3.50% to 09/01/2026 then 5 yr. CMT Rate + 2.68%, Perpetual	1,295,000	1,248,588
5.13% to 11/01/2026 then 3 mo. Term SOFR + 3.78%, Perpetual	1,295,000	1,288,484
Mellon Capital IV, 4.83% (3 mo. Term SOFR + 0.83%), Perpetual	1,290,000	1,100,299
MetLife, Inc., 5.88% to 03/15/2028 then 3 mo. Term SOFR + 3.22%, Perpetual(b)	1,295,000	1,327,063
Morgan Stanley
7.46% (3 mo. Term SOFR + 3.42%), Perpetual(b)	775,000	776,211
5.88%, Perpetual(b)(d)	1,035,000	1,032,880
National Rural Utilities Cooperative Finance Corp., 5.25% to 04/20/2026 then 3 mo. LIBOR US + 3.63%, 04/20/2046(a)	905,000	897,906
Northern Trust Corp., 4.60% to 10/01/2026 then 3 mo. Term SOFR + 3.46%, Perpetual	1,290,000	1,284,519
PartnerRe Finance B LLC, 4.50% to 10/01/2030 then 5 yr. CMT Rate + 3.82%, 10/01/2050	1,295,000	1,230,730
PNC Financial Services Group, Inc.
3.40% to 09/15/2026 then 5 yr. CMT Rate + 2.60%, Perpetual	4,005,000	3,888,942
5.00% to 11/01/2026 then 3 mo. Term SOFR + 3.56%, Perpetual	1,355,000	1,353,056
6.00% to 05/15/2027 then 5 yr. CMT Rate + 3.00%, Perpetual	2,690,000	2,704,932
6.20% to 09/15/2027 then 5 yr. CMT Rate + 3.24%, Perpetual	3,385,000	3,439,647
6.25% to 03/15/2030 then 7 yr. CMT Rate + 2.81%, Perpetual	4,005,000	4,109,382
Prudential Financial, Inc.
4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047(a)	1,860,000	1,831,637
5.70% to 09/15/2028 then 3 mo. LIBOR US + 2.67%, 09/15/2048(a)	2,540,000	2,570,140
3.70% to 10/01/2030 then 5 yr. CMT Rate + 3.04%, 10/01/2050	1,970,000	1,835,129
State Street Corp.
6.70% to 03/15/2029 then 5 yr. CMT Rate + 2.61%, Perpetual	4,005,000	4,163,141
6.70% to 09/15/2029 then 5 yr. CMT Rate + 2.63%, Perpetual	2,300,000	2,414,020

	Par	Value
6.45% to 09/15/2030 then 5 yr. CMT Rate + 2.14%, Perpetual	$2,040,000	$2,119,631
Truist Financial Corp.
4.95% to 12/01/2025 then 5 yr. CMT Rate + 4.61%, Perpetual	2,540,000	2,537,411
6.67% to 09/01/2029 then 5 yr. CMT Rate + 3.00%, Perpetual	4,510,000	4,528,676
5.13% to 12/15/2027 then 3 mo. Term SOFR + 3.05%, Perpetual	1,290,000	1,274,898
5.10% to 09/01/2030 then 10 yr. CMT Rate + 4.35%, Perpetual	2,720,000	2,727,643
US Bancorp
3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual(b)	4,005,000	3,889,913
5.30% to 04/15/2027 then 3 mo. Term SOFR + 3.18%, Perpetual	2,540,000	2,540,246
USB Capital IX, 5.19% (3 mo. Term SOFR + 1.28%), Perpetual	1,750,000	1,420,287
Voya Financial, Inc., 4.70% (3 mo. LIBOR US + 2.08%), 01/23/2048(a)	880,000	840,506
Wells Fargo & Co., 3.90% to 03/15/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	9,270,000	9,201,167
		206,786,318
Health Care - 0.3%
DENTSPLY SIRONA, Inc., 8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	1,375,000	1,415,874
Industrials - 0.5%
Air Lease Corp.
4.65% to 06/15/2026 then 5 yr. CMT Rate + 4.08%, Perpetual	775,000	763,492
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual	775,000	746,205
6.00% to 12/15/2029 then 5 yr. CMT Rate + 2.56%, Perpetual	775,000	749,582
		2,259,279
Utilities - 15.7%
AES Corp.
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	2,560,000	2,613,148
6.95% to 07/15/2030 then 5 yr. CMT Rate + 2.89%, 07/15/2055	1,295,000	1,252,898
Algonquin Power & Utilities Corp., 4.75% to 04/18/2027 then 5 yr. CMT Rate + 3.25%, 01/18/2082	1,840,000	1,805,349
Alliant Energy Corp., 5.75% to 04/01/2031 then 5 yr. CMT Rate + 2.08%, 04/01/2056	1,865,000	1,871,322
American Electric Power Co., Inc.
5.80% to 03/15/2031 then 5 yr. CMT Rate + 2.13%, 03/15/2056	2,980,000	2,985,382
3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,840,000	1,787,261

The accompanying notes are an integral part of these financial statements.

6

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Brookfield Infrastructure Finance ULC, 6.75% to 03/15/2030 then 5 yr. CMT Rate + 2.45%, 03/15/2055	$775,000	$788,429
CenterPoint Energy, Inc.
7.00% to 02/15/2030 then 5 yr. CMT Rate + 3.25%, 02/15/2055	1,035,000	1,081,811
6.70% to 05/15/2030 then 5 yr. CMT Rate + 2.59%, 05/15/2055	1,290,000	1,332,921
5.95% to 04/01/2031 then 5 yr. CMT Rate + 2.22%, 04/01/2056	1,900,000	1,912,110
CMS Energy Corp.
4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,295,000	1,272,227
3.75% to 12/01/2030 then 5 yr. CMT Rate + 2.90%, 12/01/2050	1,035,000	955,285
Dominion Energy, Inc.
4.35% to 04/15/2027 then 5 yr. CMT Rate + 3.20%, Perpetual	1,840,000	1,809,727
6.00% to 02/15/2031 then 5 yr. CMT Rate + 2.26%, 02/15/2056	3,850,000	3,900,289
Duke Energy Corp., 3.25% to 01/15/2027 then 5 yr. CMT Rate + 2.32%, 01/15/2082	1,295,000	1,245,916
Edison International
5.38% to 03/15/2026 then 5 yr. CMT Rate + 4.70%, Perpetual	2,905,000	2,876,174
5.00% to 03/15/2027 then 5 yr. CMT Rate + 3.90%, Perpetual	1,305,000	1,272,834
8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053(b)	1,290,000	1,331,368
7.88% to 06/15/2029 then 5 yr. CMT Rate + 3.66%, 06/15/2054	1,160,000	1,193,888
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076(a)	3,210,000	3,225,302
Entergy Corp., 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	3,210,000	3,372,468
EUSHI Finance, Inc., 6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056	2,000,000	1,991,103
Evergy, Inc., 6.65% to 06/01/2030 then 5 yr. CMT Rate + 2.56%, 06/01/2055	1,295,000	1,332,142
Nevada Power Co., 6.25% to 05/15/2030 then 5 yr. CMT Rate + 1.94%, 05/15/2055	775,000	789,278
NextEra Energy Capital Holdings, Inc.
6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	2,690,000	2,797,543
6.38% to 08/15/2030 then 5 yr. CMT Rate + 2.05%, 08/15/2055	4,005,000	4,168,448
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077(a)(b)	1,420,000	1,389,888

	Par	Value
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079(a)(b)	$1,290,000	$1,302,343
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	1,455,000	1,423,181
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,290,000	1,345,892
PG&E Corp., 7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	4,005,000	4,119,243
Sempra
4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	2,490,000	2,428,521
6.88% to 10/01/2029 then 5 yr. CMT Rate + 2.79%, 10/01/2054	2,950,000	3,052,577
6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	1,035,000	1,051,632
6.38% to 04/01/2031 then 5 yr. CMT Rate + 2.63%, 04/01/2056(b)	2,055,000	2,111,533
Sierra Pacific Power Co., 6.20% to 12/15/2030 then 5 yr. CMT Rate + 2.55%, 12/15/2055	1,155,000	1,153,892
Southern Co.
4.00% (5 yr. CMT Rate + 3.73%), 01/15/2051	3,385,000	3,371,090
3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	2,540,000	2,506,645
		76,221,060
TOTAL CORPORATE BONDS (Cost $349,636,169)		351,755,451
	Shares
PREFERRED STOCKS - 26.3%
Communication Services - 0.2%
T-Mobile USA, Inc., 6.25%, 09/01/2069	38,201	953,879
Consumer Discretionary - 0.3%
Brunswick Corp./DE
6.38%, 04/15/2049	21,934	540,234
6.50%, 10/15/2048	17,195	430,047
Dillard’s Capital Trust I, 7.50%, 08/01/2038	20,358	524,829
FAT Brands, Inc., Series B, 8.25%, Perpetual	21,399	49,004
		1,544,114
Consumer Staples - 0.8%
CHS, Inc.
Series 2, 7.10% (3 mo. Term SOFR + 4.56%), Perpetual	42,751	1,075,615
Series 3, 6.75% (3 mo. Term SOFR + 4.42%), Perpetual	50,129	1,249,215
Series 4, 7.50%, Perpetual	52,679	1,345,948
		3,670,778

The accompanying notes are an integral part of these financial statements.

7

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Energy - 0.4%
GasLog Partners LP, Series A, 8.63% to 06/15/2027 then 3 mo. LIBOR US + 6.31%, Perpetual(a)	12,938	$331,213
NGL Energy Partners LP, Series B, 11.36% (3 mo. Term SOFR + 7.47%), Perpetual	32,024	709,331
Seapeak LLC
9.00%, Perpetual	12,552	321,206
Series B, 8.50% to 10/15/2027 then 3 mo. LIBOR US + 6.24%, Perpetual(a)	16,785	429,864
		1,791,614
Financials - 22.5%
ACRES Commercial Realty Corp., Series C, 9.82% (3 mo. Term SOFR + 5.93%), Perpetual	12,213	306,546
Adamas Trust, Inc.
Series D, 8.00% to 10/15/2027 then 3 mo. LIBOR US + 5.70%, Perpetual(a)	15,586	337,904
Series E, 11.25% (3 mo. LIBOR US + 6.43%), Perpetual(a)	17,131	430,845
Series F, 6.88% to 10/15/2026 then SOFR + 6.13%, Perpetual	14,613	324,701
AGNC Investment Corp.
Series C, 9.26% (3 mo. Term SOFR + 5.37%), Perpetual	33,083	842,293
Series D, 8.50% (3 mo. Term SOFR + 4.59%), Perpetual	23,921	587,261
Series E, 9.14% (3 mo. Term SOFR + 5.25%), Perpetual	40,974	1,029,677
Series F, 8.85% (3 mo. Term SOFR + 4.96%), Perpetual	58,528	1,455,006
Series G, 7.75% to 10/15/2027 then 5 yr. CMT Rate + 4.39%, Perpetual	15,268	377,120
Allstate Corp., 7.73% (3 mo. Term SOFR + 3.43%), 01/15/2053	54,000	1,415,880
Annaly Capital Management, Inc.
Series F, 9.14% (3 mo. Term SOFR + 5.25%), Perpetual	73,289	1,861,541
Series G, 8.44% (3 mo. Term SOFR + 4.43%), Perpetual	43,260	1,085,393
Series I, 9.25% (3 mo. Term SOFR + 5.25%), Perpetual	45,044	1,145,018
Arbor Realty Trust, Inc., Series F, 6.25% to 10/12/2026 then 3 mo. Term SOFR + 5.44%, Perpetual	28,869	636,850
Associated Banc-Corp., 6.63% to 03/01/2028 then 5 yr. CMT Rate + 2.81%, 03/01/2033	30,538	754,289
Athene Holding Ltd.
7.25% to 3/30/2029 then 5 yr. CMT Rate + 2.99%, 03/30/2064	58,528	1,477,832

	Shares	Value
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual(a)	87,796	$2,190,510
Series E, 7.75% to 0 then 5 yr. CMT Rate + 3.96%, Perpetual	50,896	1,306,500
Atlantic Union Bankshares Corp., Series A, 6.88%, Perpetual	15,717	393,082
Atlanticus Holdings Corp.
6.13%, 11/30/2026	15,087	372,196
Series*, 9.25%, 01/31/2029	16,844	430,364
B Riley Financial, Inc.
5.25%, 08/31/2028	40,802	417,404
5.00%, 12/31/2026	20,985	367,237
6.50%, 09/30/2026	18,373	356,987
6.00%, 01/31/2028	22,551	290,908
5.50%, 03/31/2026	10,341	250,873
Banc of California, Inc., Series F, 7.75% to 09/01/2027 then 5 yr. CMT Rate + 4.82%, Perpetual	52,249	1,301,523
Bank of America Corp.
Series 02, 5.12% (3 mo. Term SOFR + 0.91%), Perpetual	14,499	296,070
Series 4, 5.22% (3 mo. Term SOFR + 1.01%), Perpetual	9,712	205,894
Series 5, 4.98% (3 mo. Term SOFR + 0.76%), Perpetual	20,079	409,411
Series E, 4.82% (3 mo. Term SOFR + 0.61%), Perpetual	15,079	321,635
Series GG, 6.00%, Perpetual(b)	69,845	1,771,968
Series HH, 5.88%, Perpetual(b)	43,769	1,092,037
Series K*, 6.45% (3 mo. LIBOR U.S. + 1.33%), 12/15/2066(a)	54,319	1,406,319
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	50,896	1,311,081
Charles Schwab Corp., Series D, 5.95%, Perpetual	76,342	1,916,948
Chimera Investment Corp.
8.88%, 08/15/2030	12,160	301,933
Series B, 10.05% (3 mo. Term SOFR + 6.05%), Perpetual	33,083	794,323
Series C, 8.89% (3 mo. Term SOFR + 5.00%), Perpetual	26,467	586,244
Series D, 9.60% (3 mo. Term SOFR + 5.60%), Perpetual	20,358	490,424
CION Investment Corp., 7.50%, 12/30/2029	15,268	384,143
Citizens Financial Group, Inc., Series I, 6.50% to 10/06/2030 then 5 yr. CMT Rate + 2.63%, Perpetual	38,682	981,362
Comerica, Inc., Series B, 6.88% to 10/01/2030 then 5 yr. CMT Rate + 3.13%, Perpetual	38,682	992,580
Compass Diversified Holdings, Series B, 7.88% to 04/30/2028 then 3 mo. LIBOR US + 4.99%, Perpetual(a)	19,150	354,275

The accompanying notes are an integral part of these financial statements.

8

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
ConnectOne Bancorp, Inc., Series A, 5.25% to 09/01/2026 then 5 yr. CMT Rate + 4.42%, Perpetual	11,669	$281,223
Crescent Capital BDC, Inc., 5.00%, 05/25/2026(e)	11,359	283,521
Dynex Capital, Inc., Series C, 9.61% (3 mo. Term SOFR + 5.72%), Perpetual	10,524	271,414
Ellington Financial, Inc.
10.05% (3 mo. LIBOR US + 5.20%), Perpetual(a)	11,704	295,526
Series B, 6.25% to 1/30/2027 then 5 yr. CMT Rate + 4.99%, Perpetual	12,265	288,228
Series C, 8.63% to 4/30/2028 then 5 yr. CMT Rate + 5.13%, Perpetual	10,182	257,808
Fifth Third Bancorp
Series A, 6.00%, Perpetual	20,272	505,178
Series I, 7.97% to 12/31/2025 then 3 mo. Term SOFR + 3.97%, Perpetual	45,806	1,168,053
First Horizon Corp., Series E, 6.50%, Perpetual	13,751	340,337
Flagstar Bank NA, Series A., 6.38% to 03/17/2027 then 3 mo. LIBOR US + 3.82%, Perpetual(a)	52,424	1,139,174
Gladstone Investment Corp.
4.88%, 11/01/2028	13,699	329,324
5.00%, 05/01/2026	13,019	328,209
7.88%, 02/01/2030	12,876	328,080
Goldman Sachs Group, Inc.
Series A, 5.24% (3 mo. Term SOFR + 1.01%), Perpetual	76,062	1,580,568
Series C, 5.24% (3 mo. Term SOFR + 1.01%), Perpetual	20,242	422,046
Series D, 5.16% (3 mo. Term SOFR + 0.93%), Perpetual	143,217	2,921,627
Granite Point Mortgage Trust, Inc., Series A, 7.00% to 01/15/2027 then SOFR + 5.83%, Perpetual	20,938	404,732
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	35,115	885,600
Huntington Bancshares, Inc./OH, Series J, 6.88% to 04/15/2028 then 5 yr. CMT Rate + 2.70%, Perpetual	33,083	849,571
Invesco Mortgage Capital, Inc., Series C, 7.50% to 09/27/2027 then 3 mo. LIBOR US + 5.29%, Perpetual(a)	17,875	439,368
Jackson Financial, Inc., 8.00% to 03/30/2028 then 5 yr. CMT Rate + 3.73%, Perpetual	59,000	1,551,700
JPMorgan Chase & Co.
Series DD, 5.75%, Perpetual	138,828	3,504,019
Series EE, 6.00%, Perpetual	151,466	3,894,191
Kemper Corp., 5.88% to 03/15/2027 then 5 yr. CMT Rate + 4.14%, 03/15/2062	15,268	361,241

	Shares	Value
KeyCorp
6.20% to 12/15/2027 then 5 yr. CMT Rate + 3.13%, Perpetual(b)	61,072	$1,530,464
Series E, 6.13% to 12/15/2026 then 3 mo. Term SOFR + 4.15%, Perpetual	50,896	1,265,784
M&T Bank Corp.
Series H, 5.63% to 12/15/2026 then 3 mo. Term SOFR + 4.28%, Perpetual	25,448	636,709
Series K, 6.35%, Perpetual	45,000	1,122,300
Merchants Bancorp/IN, 8.25% to 10/01/2027 then 5 yr. CMT Rate + 4.34%, Perpetual	14,505	355,082
MetLife, Inc.
Series A, 5.30% (3 mo. Term SOFR + 1.26%), Perpetual	61,072	1,458,399
Series E, 5.63%, Perpetual	85,454	2,095,332
MFA Financial, Inc.
8.88%, 02/15/2029	11,704	292,249
Series C, 9.50% (3 mo. Term SOFR + 5.61%), Perpetual	27,992	664,810
Midland States Bancorp, Inc., 7.75% to 09/30/2027 then 5 yr. CMT Rate + 4.71%, Perpetual	11,704	276,800
Morgan Stanley
Series A, 4.87% (3 mo. Term SOFR + 0.96%), Perpetual	111,969	2,346,870
Series E, 7.13% (3 mo. LIBOR U.S. + 432.00%), Perpetual(a)	87,796	2,245,822
Series F, 6.88% (3 mo. LIBOR U.S. + 394.00%), Perpetual(a)	86,519	2,182,009
Series I, 6.38% (3 mo. LIBOR U.S. + 370.80%), Perpetual(a)(b)	101,792	2,560,069
Series K, 5.85% (3 mo. LIBOR U.S. + 349.10%), Perpetual(a)	101,792	2,482,707
New Mountain Finance Corp., 8.25%, 11/15/2028	11,704	293,068
NewtekOne, Inc., 5.50%, 02/01/2026	11,704	292,132
Old National Bancorp/IN
Series A, 7.00%, Perpetual	10,993	279,222
Series C, 7.00%, Perpetual	12,469	314,967
PennyMac Mortgage Investment Trust
9.00%, 02/15/2030	17,561	444,293
9.00%, 06/15/2030	10,669	274,620
Series B, 8.00% (3 mo. LIBOR U.S. + 5.99%), Perpetual(a)	19,760	477,599
Pinnacle Financial Partners, Inc., Series B, 6.75%, Perpetual	21,631	545,534
Prudential Financial, Inc., 5.63%, 08/15/2058	55,344	1,350,947
Ready Capital Corp.
5.75%, 02/15/2026	13,425	332,940
9.00%, 12/15/2029	13,232	313,731

The accompanying notes are an integral part of these financial statements.

9

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Financials - (Continued)
Regions Financial Corp.
6.95% to 9/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual	50,896	$1,304,464
Series C, 5.70% to 8/15/2029 then 3 mo. Term SOFR + 3.41%, Perpetual	50,896	1,255,604
Reinsurance Group of America, Inc.
5.75% to 6/15/2026 then 3 mo. LIBOR US + 4.04%, 06/15/2056(a)	40,714	1,014,593
7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	71,253	1,824,077
Rithm Capital Corporation
Series A, 9.95% (3 mo. Term SOFR + 6.06%), Perpetual	10,717	271,676
Series B, 9.79% (3 mo. Term SOFR + 5.90%), Perpetual	28,651	717,421
Series C, 9.12% (3 mo. Term SOFR + 5.23%), Perpetual	40,475	991,233
Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	47,333	1,164,865
Saratoga Investment Corp., Series 2027, 6.00%, 04/30/2027	10,737	268,103
SiriusPoint Ltd., Series B, 8.00% to 02/26/2026 then 5 yr. CMT Rate + 7.30%, Perpetual	20,358	518,518
State Street Corp., Series G, 5.35% (3 mo. LIBOR U.S. + 370.90%), Perpetual(a)	50,896	1,165,518
Stifel Financial Corp.
Series B, 6.25%, Perpetual	14,672	363,866
Series C, 6.13%, Perpetual	25,000	622,500
Synovus Financial Corp., Series D, 7.50% (3 mo. Term SOFR + 3.61%), Perpetual	20,358	517,297
Trinity Capital, Inc.
7.88%, 09/30/2029	12,136	308,376
7.88%, 03/30/2029	11,868	302,397
Truist Financial Corp., Series I, 4.00% (3 mo. Term SOFR + 0.79%), Perpetual	17,561	388,801
Two Harbors Investment Corp.
9.38%, 08/15/2030	11,704	300,793
Series A, 8.13% to 4/27/2027 then 3 mo. LIBOR US + 5.66%, Perpetual(a)	12,855	299,522
Series B, 7.63% to 7/27/2027 then 3 mo. LIBOR US + 5.35%, Perpetual(a)	25,856	579,950
Series C, 9.16% (3 mo. Term SOFR + 5.27%), Perpetual	24,584	579,199
US Bancorp
Series A, 5.19% (3 mo. Term SOFR + 1.28%), Perpetual	1,469	1,160,510
Series B*, 4.77% (3 mo. Term SOFR + 0.86%), Perpetual	101,792	1,921,833

	Shares	Value
Valley National Bancorp
Series A, 8.11% (3 mo. Term SOFR + 4.11%), Perpetual	11,704	$296,930
Series B, 8.43% (3 mo. LIBOR US + 3.58%), Perpetual(a)	10,182	257,095
Series C, 8.25% to 9/30/2029 then 5 yr. CMT Rate + 4.18%, Perpetual	15,268	391,166
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	30,538	744,822
Webster Financial Corporation, Series G, 6.50%, Perpetual	13,621	334,259
Wells Fargo & Company, Series Y, 5.63%, Perpetual(b)	69,972	1,726,909
WesBanco, Inc.
Series A, 6.75% to 11/15/2025 then 5 yr. CMT Rate + 6.56%, Perpetual	15,516	387,124
Series B, 7.38% to 10/1/2030 then 5 yr. CMT Rate + 3.80%, Perpetual	26,000	663,520
Western Alliance Bancorp, Series A, 4.25% to 09/30/2026 then 5 yr. CMT Rate + 3.45%, Perpetual	30,538	646,489
Wintrust Financial Corp., Series F, 7.88% to 07/15/2030 then 5 yr. CMT Rate + 3.88%, Perpetual	46,000	1,207,500
		108,924,514
Industrials - 0.2%
FTAI Aviation Ltd., Series C, 8.25% to 06/15/2026 then 5 yr. CMT Rate + 7.38%, Perpetual	10,694	273,766
Triton International Ltd.
7.38%, Perpetual	16,142	400,322
8.00%, Perpetual	14,640	369,367
		1,043,455
Information Technology - 0.0%(f)
Soluna Holdings, Inc., Series A, 9.00%, Perpetual	12,604	138,896
Real Estate - 0.3%
American Homes 4 Rent
Series G, 5.88%, Perpetual	12,500	308,250
Series H, 6.25%, Perpetual	12,500	310,500
City Office REIT, Inc., Series A, 6.63%, Perpetual	9,813	244,835
DiamondRock Hospitality Co., 8.25%, Perpetual	12,115	307,721
Global Net Lease, Inc., Series D, 7.50%, Perpetual	20,077	484,257
		1,655,563
Utilities - 1.6%
Algonquin Power & Utilities Corp., Series 19-A, 8.66% (3 mo. LIBOR US + 4.01%), 07/01/2079(a)	35,624	912,331

The accompanying notes are an integral part of these financial statements.

10

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
PREFERRED STOCKS - (Continued)
Utilities - (Continued)
Duke Energy Corp.
5.63%, 09/15/2078	50,709	$1,236,285
Series A, 5.75%, Perpetual	101,792	2,548,872
SCE Trust IV, Series J, 7.43% (3 mo. Term SOFR + 3.39%), Perpetual	33,083	785,721
SCE Trust V, Series K, 5.45% to 03/15/2026 then 3 mo. Term SOFR + 4.05%, Perpetual	30,538	730,164
Spire, Inc., Series A, 5.90%, Perpetual	23,890	585,066
Tennessee Valley Authority
Series A, 2.22% (30 yr. CMT Rate + 0.84%), 05/01/2029	21,210	509,888
Series D, 2.13% (30 yr. CMT Rate + 0.94%), 06/01/2028	26,110	624,812
		7,933,139
TOTAL PREFERRED STOCKS (Cost $122,109,648)		127,655,952

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.6%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(g)	26,941,924	26,941,924
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $26,941,924)		26,941,924
	Shares
MONEY MARKET FUNDS - 1.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(g)	6,507,644	6,507,644
TOTAL MONEY MARKET FUNDS (Cost $6,507,644)		6,507,644
TOTAL INVESTMENTS - 105.8% (Cost $505,195,385)		$512,860,971
Liabilities in Excess of Other Assets - (5.8)%		(28,104,602)
TOTAL NET ASSETS - 100.0%		$484,756,369

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $26,343,504, or 5.4% of Net Assets.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of October 31, 2025.

(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

11

AAM S&P 500 High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 8.2%
AT&T, Inc.	47,673	$1,179,907
Comcast Corp. - Class A	37,637	1,047,626
Interpublic Group of Cos., Inc.	50,589	1,298,114
Omnicom Group, Inc.(a)	17,273	1,295,820
Verizon Communications, Inc.	30,892	1,227,648
		6,049,115
Consumer Discretionary - 9.8%
Best Buy Company, Inc.	19,780	1,624,729
Ford Motor Co.	118,154	1,551,362
Hasbro, Inc.	17,735	1,353,358
LKQ Corp.	41,948	1,340,658
Lowe’s Cos., Inc.	5,900	1,404,967
		7,275,074
Consumer Staples - 8.0%
Altria Group, Inc.	22,330	1,258,965
Conagra Brands, Inc.	68,963	1,185,474
Kraft Heinz Co.	46,256	1,143,911
Molson Coors Beverage Co. - Class B	26,166	1,143,978
Target Corp.	12,578	1,166,232
		5,898,560
Energy - 9.9%
APA Corp.(a)	68,964	1,562,035
EOG Resources, Inc.	11,181	1,183,397
Halliburton Co.	59,366	1,593,383
SLB Ltd.	37,758	1,361,554
Valero Energy Corp.	9,484	1,608,107
		7,308,476
Financials - 9.1%
Fifth Third Bancorp	31,177	1,297,587
Invesco Ltd.	62,109	1,471,983
Principal Financial Group, Inc.	16,576	1,393,047
Regions Financial Corporation	50,599	1,224,496
US Bancorp	28,896	1,348,865
		6,735,978
Health Care - 9.6%
Bristol-Myers Squibb Co.	27,197	1,252,966
CVS Health Corp.	22,654	1,770,410
Merck & Co., Inc.	15,824	1,360,548
Pfizer, Inc.	52,516	1,294,519
Viatris, Inc.	142,353	1,474,777
		7,153,220
Industrials - 9.2%
FedEx Corp.	5,628	1,428,499
Lockheed Martin Corporation	3,165	1,556,800
Snap-on, Inc.	4,030	1,352,266
Stanley Black & Decker, Inc.	18,311	1,240,021
United Parcel Service, Inc. - Class B	12,980	1,251,532
		6,829,118

	Shares	Value
Information Technology - 9.9%
Cisco Systems, Inc.	19,488	$1,424,768
HP, Inc.	51,808	1,433,527
NetApp, Inc.	12,716	1,497,691
QUALCOMM, Inc.	8,378	1,515,580
Skyworks Solutions, Inc.	18,399	1,429,970
		7,301,536
Materials - 8.2%
Amcor PLC	136,372	1,077,339
CF Industries Holdings, Inc.(a)	14,236	1,185,716
Eastman Chemical Company	17,211	1,024,399
LyondellBasell Industries NV - Class A	21,925	1,017,758
Newmont Corporation	21,636	1,751,867
		6,057,079
Real Estate - 8.5%
Alexandria Real Estate Equities, Inc.	16,221	944,387
BXP, Inc.	18,816	1,339,511
Healthpeak Properties, Inc.	70,535	1,266,103
Host Hotels & Resorts, Inc.	80,997	1,297,572
Simon Property Group, Inc.	8,070	1,418,383
		6,265,956
Utilities - 9.3%
NextEra Energy, Inc.	18,494	1,505,412
NRG Energy, Inc.	8,427	1,448,264
Southern Co.	14,011	1,317,594
Vistra Corp.	6,783	1,277,239
WEC Energy Group, Inc.	12,152	1,357,743
		6,906,252
TOTAL COMMON STOCKS (Cost $73,288,688)		73,780,364
	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 5.0%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(b)	3,686,967	3,686,967
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,686,967)		3,686,967

The accompanying notes are an integral part of these financial statements.

12

AAM S&P 500 High Dividend Value ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.5%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(b)	371,902	$371,902
TOTAL MONEY MARKET FUNDS (Cost $371,902)		371,902
TOTAL INVESTMENTS - 105.2% (Cost $77,347,557)		$77,839,233
Liabilities in Excess of Other Assets - (5.2)%		(3,813,066)
TOTAL NET ASSETS - 100.0%		$74,026,167

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $3,616,176, or 4.9% of Net Assets.
(b)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

13

AAM Sawgrass U.S. Large Cap Quality Growth ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 13.2%
Alphabet, Inc. - Class A	372	$104,603
Comcast Corporation - Class A	2,108	58,676
Electronic Arts, Inc.	174	34,810
Meta Platforms, Inc. - Class A	113	73,264
Netflix, Inc.(a)	23	25,734
		297,087
Consumer Discretionary - 7.6%
Amazon.com, Inc.(a)	426	104,038
AutoZone, Inc.(a)	10	36,744
McDonald’s Corporation(b)	102	30,440
		171,222
Consumer Staples - 3.3%
Keurig Dr Pepper, Inc.	1,891	51,359
Kimberly-Clark Corporation	193	23,104
		74,463
Financials - 8.4%
Brown & Brown, Inc.	231	18,420
Cboe Global Markets, Inc.	192	47,163
CME Group, Inc.	210	55,753
Mastercard, Inc. - Class A	90	49,679
S&P Global, Inc.	35	17,052
		188,067
Health Care - 13.9%
Danaher Corporation	166	35,753
Eli Lilly & Company	74	63,852
Exelixis, Inc.(a)	1,454	56,226
Incyte Corporation(a)	567	53,003
United Therapeutics Corporation(a)(b)	114	50,779
Zoetis, Inc.	372	53,601
		313,214
Industrials - 7.7%
AMETEK, Inc.	181	36,582
Copart, Inc.(a)	742	31,913
HEICO Corporation	85	27,011
IDEX Corporation	133	22,804
Paylocity Holding Corporation(a)	140	19,778
Union Pacific Corporation	162	35,700
		173,788
Information Technology - 45.6%(c)
Advanced Micro Devices, Inc.(a)	177	45,333
Amphenol Corporation - Class A	248	34,556
Apple, Inc.(b)	507	137,078
Applied Materials, Inc.	168	39,161
Arista Networks, Inc.(a)	239	37,688
Broadcom, Inc.	198	73,187
Cadence Design Systems, Inc.(a)	116	39,288
Cisco Systems, Inc.	295	21,567
Fortinet, Inc.(a)	581	50,216
KLA Corporation	28	33,845

	Shares	Value
Microsoft Corporation	356	$184,340
NVIDIA Corporation	711	143,970
Salesforce, Inc.	171	44,530
ServiceNow, Inc.(a)	69	63,430
VeriSign, Inc.	127	30,455
Workday, Inc. - Class A(a)	189	45,345
		1,023,989
TOTAL COMMON STOCKS (Cost $1,903,697)		2,241,830

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.5%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(d)	212,878	212,878
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $212,878)		212,878

	Shares
MONEY MARKET FUNDS - 0.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	7,146	7,146
TOTAL MONEY MARKET FUNDS (Cost $7,146)		7,146
TOTAL INVESTMENTS - 109.5% (Cost $2,123,721)		$2,461,854
Liabilities in Excess of Other Assets - (9.5)%		(213,513)
TOTAL NET ASSETS - 100.0%		$2,248,341

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®” ) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $206,804, or 9.2% of Net Assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

14

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.2%
Consumer Discretionary - 8.6%
Acushnet Holdings Corporation	141	$10,903
Boyd Gaming Corporation	130	10,123
Cheesecake Factory, Inc.(a)	169	8,416
Grand Canyon Education, Inc.(b)	100	18,830
Group 1 Automotive, Inc.	77	30,611
Laureate Education, Inc.(b)	728	21,134
Life Time Group Holdings, Inc.(b)	335	8,285
Monarch Casino & Resort, Inc.	182	16,393
		124,695
Consumer Staples - 3.0%
Oil-Dri Corporation of America	230	12,740
PriceSmart, Inc.	274	31,493
		44,233
Energy - 2.4%
Archrock, Inc.(a)	1,381	34,898
Financials - 12.1%
Bread Financial Holdings, Inc.	245	15,349
Cadence Bank	160	6,038
Enova International, Inc.(b)	167	19,968
Esquire Financial Holdings, Inc.	55	5,159
FirstCash Holdings, Inc.	119	18,861
NMI Holdings, Inc.(b)	561	20,437
Palomar Holdings, Inc.(b)	85	9,691
Skyward Specialty Insurance Group, Inc.(b)	242	11,033
StoneX Group, Inc.(b)	618	56,807
Victory Capital Holdings, Inc. - Class A	202	12,579
		175,922
Health Care - 21.5%
ADMA Biologics, Inc.(a)(b)	1,121	17,353
Artivion, Inc.(b)	1,355	61,476
BrightSpring Health Services, Inc.(b)	915	30,241
Corcept Therapeutics, Inc.(b)	74	5,437
Ensign Group, Inc.	144	25,934
Halozyme Therapeutics, Inc.(b)	289	18,840
iRadimed Corporation	547	42,015
LeMaitre Vascular, Inc.	175	15,157
Medpace Holdings, Inc.(b)	22	12,868
OptimizeRx Corporation(b)	990	20,285
Phibro Animal Health Corporation - Class A	879	36,971
Phreesia, Inc.(b)	394	8,920
RadNet, Inc.(b)	236	17,934
		313,431
Industrials - 30.7%(c)
Applied Industrial Technologies, Inc.	80	20,567
AZZ, Inc.	126	12,581
Barrett Business Services, Inc.	323	13,072
ESCO Technologies, Inc.	103	22,606

	Shares	Value
ExlService Holdings, Inc.(b)	143	$5,591
Federal Signal Corporation(a)	140	16,524
Gorman-Rupp Co.	396	17,808
Granite Construction, Inc.(a)	243	25,007
Huron Consulting Group, Inc.(b)	235	38,643
IBEX Holdings Ltd.(b)	796	29,747
Kratos Defense & Security Solutions, Inc.(a)(b)	273	24,734
Leonardo DRS, Inc.	463	16,927
LSI Industries, Inc.	468	10,713
Matrix Service Company(b)	810	12,166
Mueller Industries, Inc.	309	32,714
Mueller Water Products, Inc. - Class A	1,205	30,920
OPENLANE, Inc.(b)	701	18,521
Primoris Services Corporation	168	23,775
REV Group, Inc.(a)	297	15,227
Sterling Infrastructure, Inc.(a)(b)	37	13,982
Upwork, Inc.(b)	1,168	18,618
Willdan Group, Inc.(b)	295	27,881
		448,324
Information Technology - 19.5%
A10 Networks, Inc.	1,661	29,632
ACM Research, Inc. - Class A(b)	158	6,551
Advanced Energy Industries, Inc.(a)	122	24,733
AvePoint, Inc.(b)	1,617	22,751
Bel Fuse, Inc. - Class B	84	12,935
Belden, Inc.	69	8,408
Box, Inc. - Class A(a)(b)	667	21,404
Calix, Inc.(b)	241	16,489
Commvault Systems, Inc.(b)	226	31,464
InterDigital, Inc.(a)	108	39,092
Red Violet, Inc.	675	36,200
Sanmina Corporation(b)	250	34,262
		283,921
Materials - 1.4%
Hawkins, Inc.	147	20,852
TOTAL COMMON STOCKS (Cost $1,253,400)		1,446,276

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 15.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(d)	232,331	232,331
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $232,331)		232,331

The accompanying notes are an integral part of these financial statements.

15

AAM Sawgrass U.S. Small Cap Quality Growth ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
MONEY MARKET FUNDS - 0.9%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	12,519	$12,519
TOTAL MONEY MARKET FUNDS (Cost $12,519)		12,519
TOTAL INVESTMENTS - 116.0% (Cost $1,498,250)		$1,691,126
Liabilities in Excess of Other Assets - (16.0)%		(232,929)
TOTAL NET ASSETS - 100.0%		$1,458,197

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
(a)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $223,300, or 15.3% of Net Assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

16

AAM SLC Low Duration Income ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Par	Value
ASSET-BACKED SECURITIES - 26.6%
Affirm, Inc., D
Series 2024-X2, Class D, 6.08%, 12/17/2029(a)	$750,000	$754,353
Series 2025-X1, Class D, 6.11%, 04/15/2030(a)	215,000	216,590
American Credit Acceptance Receivables Trust, Series 2025-4, Class D, 5.25%, 09/12/2031(a)	315,000	314,765
Bridgecrest Lending Auto Securitization Trust
Series 2025-2, Class D, 5.62%, 03/17/2031	545,000	550,160
Series 2025-3, Class E, 6.62%, 05/17/2032(a)	340,000	332,370
Carvana Auto Receivables Trust, Series 2024-P4, Class D, 5.60%, 12/10/2032	395,000	398,231
CPS Auto Trust
Series 2024-A, Class D, 6.13%, 04/15/2030(a)	1,000,000	1,016,339
Series 2025-B, Class D, 5.56%, 07/15/2031(a)	530,000	531,472
Series 2025-C, Class E, 6.59%, 02/15/2033(a)	510,000	494,051
Series 2025-D, Class D, 5.45%, 02/17/2032(a)	215,000	214,596
Drive Auto Receivables Trust,
Series 2025-2, Class D, 4.90%, 12/15/2032	310,000	307,381
Series 2025-S1, Class R2, 6.26%, 06/16/2029(a)	337,904	339,048
DT Auto Owner Trust
Series 2021-3A, Class E, 2.65%, 09/15/2028(a)	175,000	173,666
Series 2021-4A, Class D, 1.99%, 09/15/2027(a)	490,042	485,585
Exeter Automobile Receivables Trust
Series 2022-5A, Class D, 7.40%, 02/15/2029	195,000	198,019
Series 2022-6A, Class D, 8.03%, 04/06/2029	500,000	512,977
Series 2023-5A, Class D, 7.13%, 02/15/2030	180,000	185,124
Series 2024-5A, Class D, 5.06%, 02/18/2031	500,000	498,619
Series 2025-3A, Class D, 5.57%, 10/15/2031	365,000	367,277
GLS Auto Receivables Trust, Series 2025-2A, Class D, 5.59%, 01/15/2031(a)	165,000	166,138
Marriott Vacations Worldwide Corporation, C Series 2021-1WA, Class C, 1.94%, 01/22/2041(a)	123,425	118,100
MVW Owner Trust, C Series 2024-1A, Class C, 6.20%, 02/20/2043(a)	127,288	131,583

	Par	Value
Octane Receivables Trust, D Series 2023-2A, Class D, 7.38%, 06/20/2031(a)	$750,000	$777,043
Pagaya AI Debt Selection Trust, E Series 2024-5, Class E, 8.00%, 10/15/2031(a)	272,261	273,343
Pagaya AI Debt Selection Trust, C Series 2024-5, Class C, 7.27%, 10/15/2031(a)	567,055	571,557
Pagaya AI Debt Selection Trust, D
Series 2024-11, Class D, 6.31%, 07/15/2032(a)	925,675	930,261
Series 2025-1, Class D, 6.28%, 07/15/2032(a)	159,986	160,737
Series 2025-3, Class D, 6.99%, 12/15/2032(a)	169,966	172,222
Series 2025-4, Class D, 6.57%, 01/17/2033(a)	200,000	201,901
Series 2025-5, Class D, 5.87%, 03/15/2033(a)	130,000	130,337
Series 2025-R2, Class D, 5.80%, 10/15/2032(a)	480,000	480,159
Pagaya AI Debt Selection Trust, Series 2025-6, Class B, 4.88%, 04/15/2033(a)	640,000	637,037
Pagaya Technologies Ltd., Series 2025-1, Class E, 11.28%, 01/20/2034(a)	500,000	514,471
Pagaya Technologies Ltd., D Series 2025-1, Class D, 6.74%, 01/20/2034(a)	145,000	146,604
Santander Consumer USA Holdings, Inc., Series 2024-2, Class D, 6.28%, 08/15/2031	1,000,000	1,029,325
Sierra Timeshare Conduit Receivables Funding LLC, Series 2025-3A, Class C, 4.98%, 08/22/2044(a)	285,000	285,193
SoFi Consumer Loan Program Trust, Series 2025-4, Class D, 5.27%, 08/25/2035(a)	490,000	489,512
Verus Securitization Trust, A3 Series 2025-1, Class A3, 5.98%, 01/25/2070(a)(b)	220,851	222,410
Westlake Automobile Receivables Trust
Series 2023-3A, Class D, 6.47%, 03/15/2029(a)	2,000,000	2,041,246
Series 2023-4A, Class D, 7.19%, 07/16/2029(a)	155,000	160,134
Series 2024-1A, Class D, 6.02%, 10/15/2029(a)	1,000,000	1,015,533
Series 2025-1A, Class D, 5.54%, 11/15/2030(a)	225,000	226,815
TOTAL ASSET-BACKED SECURITIES (Cost $18,735,191)		18,772,284

The accompanying notes are an integral part of these financial statements.

17

AAM SLC Low Duration Income ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
CORPORATE BONDS - 25.0%
Basic Materials - 0.5%
Glencore Funding LLC, 4.91%, 04/01/2028(a)	$390,000	$396,214
Consumer, Cyclical - 3.5%
AS Mileage Plan IP Ltd., 5.02%, 10/20/2029(a)	520,000	519,387
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)	645,000	649,144
Ford Motor Credit Company LLC, 2.70%, 08/10/2026	260,000	256,167
General Motors Financial Company, Inc., 5.40%, 05/08/2027	130,000	132,099
Las Vegas Sands Corporation, 5.90%, 06/01/2027	250,000	254,690
Volkswagen Group of America Finance LLC, 5.05%, 03/27/2028(a)	650,000	658,942
		2,470,429
Energy - 3.9%
Columbia Pipelines Holding Company LLC, 6.04%, 08/15/2028(a)	545,000	567,380
Expand Energy Corporation, 5.38%, 02/01/2029	720,000	720,486
Patterson-UTI Energy, Inc., 3.95%, 02/01/2028	525,000	515,397
Repsol E&P Capital Markets US LLC, 4.81%, 09/16/2028(a)	285,000	285,839
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/2029	290,000	292,778
Venture Global Calcasieu Pass LLC, 3.88%, 08/15/2029(a)	360,000	340,990
		2,722,870
Financial - 14.3%
Ally Financial, Inc., 5.74% (SOFR + 1.96%), 05/15/2029	290,000	295,735
Ares Strategic Income Fund, 5.70%, 03/15/2028	760,000	769,312
Avolon Holdings Funding Ltd., 2.53%, 11/18/2027(a)	303,000	292,031
Barclays PLC, 5.67% to 03/12/2027 then SOFR + 1.49%, 03/12/2028	500,000	509,106
Blackstone Private Credit Fund, 2.63%, 12/15/2026	530,000	518,498
Blue Owl Credit Income Corporation, 7.75%, 09/16/2027	475,000	496,417
Comerica, Inc., 5.98% (SOFR + 2.16%), 01/30/2030	515,000	535,714
Corebridge Financial, Inc., 6.88% (5 yr. CMT Rate + 3.85%), 12/15/2052	1,200,000	1,229,676
Global Atlantic Financial Company, 4.70% (5 yr. CMT Rate + 3.80%), 10/15/2051(a)	1,280,000	1,247,258
Goldman Sachs Group, Inc., 3.62% (SOFR + 1.85%), 03/15/2028	510,000	506,222

	Par	Value
Huntington Bancshares, Inc., 4.44% (SOFR + 1.97%), 08/04/2028	$500,000	$501,585
Jackson National Life Global Funding, 5.55%, 07/02/2027(a)	240,000	244,920
LPL Holdings, Inc., 4.90%, 04/03/2028	650,000	657,488
NatWest Group PLC, 3.07% (1 yr. CMT Rate + 2.55%), 05/22/2028	550,000	540,851
Oaktree Strategic Credit Fund, 8.40%, 11/14/2028	725,000	781,663
Santander Holdings USA, Inc., 2.49% (SOFR + 1.25%), 01/06/2028	560,000	546,860
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	145,000	145,966
VICI Properties LP / VICI Note Company, Inc., 3.75%, 02/15/2027(a)	265,000	262,374
		10,081,676
Utilities - 2.8%
NextEra Energy Capital Holdings, Inc., 6.70% (5 yr. CMT Rate + 2.36%), 09/01/2054	550,000	573,427
Pacific Gas and Electric Company, 2.10%, 08/01/2027	595,000	572,064
Sempra, 6.63% to 04/01/2030 then 5 yr. CMT Rate + 2.35%, 04/01/2055	160,000	162,722
Southern Company, 4.00% (5 yr. CMT Rate + 3.73%), 01/15/2051	470,000	468,780
Vistra Operations Company LLC, 4.30%, 10/15/2028(a)	185,000	184,363
		1,961,356
TOTAL CORPORATE BONDS (Cost $17,452,754)		17,632,545
COLLATERALIZED MORTGAGE OBLIGATIONS - 22.3%
ALA Trust, D Series 2025-OANA, Class D, 7.12% (1 mo. Term SOFR + 3.09%), 06/15/2040(a)	190,000	191,146
ALA Trust, C Series 2025-OANA, Class C, 6.13% (1 mo. Term SOFR + 2.09%), 06/15/2040(a)	120,000	120,703
Banc of America Re-Remic Trust, C Series 2024-FRR3, Class C, 0.64%, 01/27/2050(a)(c)	750,000	695,060
BANK-2017, Series 2017-BNK5, Class D, 3.08%, 06/15/2060(a)(c)	455,000	401,382
BBCMS Trust, D
Series 2018-TALL, Class D, 5.68% (1 mo. Term SOFR + 1.65%), 03/15/2037(a)	500,000	446,817
Series 2024-5C25, Class D, 4.00%, 03/15/2057(a)	400,000	360,055
Series 2024-5C31, Class D, 4.25%, 12/15/2057(a)	930,000	820,568

The accompanying notes are an integral part of these financial statements.

18

AAM SLC Low Duration Income ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
BBCMS Trust, A Series 2018-TALL, Class A, 4.95% (1 mo. Term SOFR + 0.92%), 03/15/2037(a)	$330,000	$310,760
BBCMS Trust, C Series 2024-5C27, Class C, 6.70%, 07/15/2057(c)	135,000	139,096
Benchmark Mortgage Trust, B Series 2024-V6, Class B, 6.79%, 03/15/2057	600,000	627,713
Benchmark Mortgage Trust, C
Series 2024-V5, Class C, 6.97%, 01/10/2057(c)	500,000	513,753
Series 2025-V13, Class C, 5.91%, 02/15/2058(c)	300,000	297,404
Series 2025-V15, Class C, 6.27%, 06/15/2058	70,000	71,723
BMO Mortgage Trust, D
Series 2024-5C5, Class D, 4.50%, 02/15/2057(a)	500,000	450,894
Series 2024-5C8, Class D, 4.50%, 12/15/2057(a)	500,000	454,206
BWAY Mortgage Trust, B Series 2013-1515, Class B, 3.47%, 03/10/2033(a)	325,000	303,099
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class C, 4.95%, 05/10/2049(c)	175,000	172,468
CSAIL Commercial Mortgage Trust, C Series 2021-C20, Class C, 3.71%, 03/15/2054(c)	375,000	306,390
DLIC Re-REMIC Trust, Series 2025-FRR1, Class CK57, 1.27%, 08/25/2049(a)(c)	320,000	308,761
FIVE 2023-V1 Mortgage Trust
Series 2023-V1, Class C, 6.30%, 02/10/2056(c)	450,000	452,895
Series 2023-V1, Class D, 6.30%, 02/10/2056(a)(c)	300,000	289,273
FS Commercial Mortgage Trust, B Series 2023-4SZN, Class B, 7.54%, 11/10/2039(a)(c)	670,000	685,389
Great Wolf Trust 2024-WOLF, D Series 2024-WOLF, Class D, 6.92% (1 mo. Term SOFR + 2.89%), 03/15/2039(a)	500,000	503,087
Hudson Yards Mortgage Trust, D Series 2025-SPRL, Class D, 6.34%, 01/13/2040(a)(c)	375,000	385,795
Hudson Yards Mortgage Trust, E Series 2025-SPRL, Class E, 6.68%, 01/13/2040(a)(c)	400,000	413,295
JPMBB Commercial Mortgage Securities Trust, D Series 2015-C28, Class D, 3.78%, 10/15/2048(a)(c)	400,000	370,271
LV Trust 2024-SHOW Series 2024-SHOW, Class C, 6.07%, 10/10/2041(a)(c)	500,000	503,381

	Par	Value
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C, 5.63%, 10/15/2042(a)(c)	$570,000	$571,040
Morgan Stanley Capital I, Inc., C Series 2018-L1, Class C, 4.79%, 10/15/2051(c)	250,000	228,039
One William Street Capital Management LP, A Series 2025-MARG2, Class A, 8.03% (1 mo. Term SOFR + 4.00%), 08/15/2034(a)	415,000	414,995
RFM Reremic Trust, AK64 Series 2022-FRR1, Class AK64, 2.78%, 03/01/2050(a)(c)	350,000	332,463
RFM Reremic Trust, AK55 Series 2022-FRR1, Class AK55, 0.00%, 03/28/2049(a)(d)	260,000	253,827
RIDE Trust, D Series 2025-SHRE, Class D, 6.75%, 02/14/2047(a)(c)	235,000	240,462
TCO Commercial Mortgage Trust, C Series 2024-DPM, Class C, 6.02% (1 mo. Term SOFR + 1.99%), 12/15/2039(a)	575,000	575,544
UBS Commercial Mortgage Trust, C Series 2017-C3, Class C, 4.36%, 08/15/2050(c)	600,000	572,420
Wells Fargo Commercial Mortgage Trust, C Series 2016-C34, Class C, 5.05%, 06/15/2049(c)	470,000	443,127
Wells Fargo Commercial Mortgage, D Series 2016-C37, Class D, 3.16%, 12/15/2049(a)(c)	400,000	372,939
Wells Fargo Commercial Mortgage, B Series 2016-C37, Class B, 4.29%, 12/15/2049(c)	600,000	593,189
Wells Fargo Commercial Mortgage Trust, AS Series 2016-C35, Class AS, 3.18%, 07/15/2048	500,000	491,859
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,595,797)		15,685,288
U.S. TREASURY SECURITIES - 15.8%
United States Treasury Note/Bond
3.50%, 09/30/2027	1,260,000	1,257,637
3.50%, 10/31/2027	630,000	628,819
3.88%, 03/15/2028	6,240,000	6,280,950
3.88%, 06/15/2028	2,360,000	2,376,778
3.88%, 07/31/2030	590,000	594,471
TOTAL U.S. TREASURY SECURITIES (Cost $11,104,360)		11,138,655

The accompanying notes are an integral part of these financial statements.

19

AAM SLC Low Duration Income ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - 7.8%
AGL CLO Ltd., DR Series 2021-16A, Class DR, 6.28% (3 mo. Term SOFR + 2.40%), 01/20/2035(a)	$510,000	$499,812
AGL CLO Ltd., Series 2021-11A, Class CR, 5.91% (3 mo. Term SOFR + 1.95%), 10/15/2038(a)	345,000	345,861
Blackrock CLO Ltd., A1 Series 2024-1A, Class A1, 5.75% (3 mo. Term SOFR + 1.85%), 07/15/2036(a)	900,000	903,145
CIFC Funding Ltd., CR2 Series 2019-3A, Class CR2, 5.69% (3 mo. Term SOFR + 1.80%), 01/16/2038(a)	1,000,000	1,001,562
Golub Capital Partners CLO Ltd., A1R Series 2019-45A, Class A1R, 5.50% (3 mo. Term SOFR + 1.62%), 07/20/2037(a)	1,000,000	1,004,029
Golub Capital Partners CLO Ltd., C Series 2025-78A, Class C, 5.87% (3 mo. Term SOFR + 2.00%), 04/21/2039(a)	195,000	195,638
Madison Park Funding Ltd., D1RR Series 2019-36A, Class D1RR, 6.45% (3 mo. Term SOFR + 2.55%), 04/15/2035(a)	1,000,000	993,303
Neuberger Berman CLO Ltd., DR Series 2019-35A, Class DR, 7.03% (3 mo. Term SOFR + 3.15%), 01/19/2033(a)	535,000	535,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $5,494,370)		5,478,350

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.3%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(e)	1,624,028	1,624,028
TOTAL MONEY MARKET FUNDS (Cost $1,624,028)		1,624,028
TOTAL INVESTMENTS - 99.8% (Cost $70,006,500)		$70,331,150
Other Assets in Excess of Liabilities - 0.2%		112,115
TOTAL NET ASSETS - 100.0%		$70,443,265

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of October 31, 2025, the value of these securities total $36,627,575 or 52.0% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of October 31, 2025.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of October 31, 2025.

(d)	Principal only security.
(e)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

20

AAM TODD INTERNATIONAL INTRINSIC VALUE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 97.3%
Communication Services - 3.3%
Deutsche Telekom AG - ADR	11,051	$343,465
NetEase, Inc. - ADR	2,482	347,728
		691,193
Consumer Discretionary - 10.1%
Alibaba Group Holding, Ltd. - ADR	2,437	415,338
JD.com, Inc. - ADR	7,853	259,463
Naspers, Ltd. - ADR	26,795	376,738
PDD Holdings, Inc. - ADR(a)	2,001	269,875
Sony Group Corp. - ADR	9,303	259,460
Vipshop Holdings Ltd. - ADR	17,292	302,437
Yum China Holdings, Inc.	6,176	267,174
		2,150,485
Consumer Staples - 3.5%
British American Tobacco PLC - ADR(b)	7,178	367,442
Koninklijke Ahold Delhaize NV - ADR	9,375	383,250
		750,692
Energy - 5.8%
Petroleo Brasileiro SA - Petrobras - ADR	22,733	264,612
Repsol SA - ADR	16,399	300,430
Shell PLC - ADR	2,942	220,415
TechnipFMC PLC(b)	5,411	223,745
TotalEnergies SE - ADR	3,419	212,798
		1,222,000
Financials - 28.6%(c)
AXA SA - ADR	8,161	354,187
Banco Santander SA - ADR	52,686	534,763
Barclays PLC - ADR	24,369	523,690
BNP Paribas SA - ADR	9,968	383,868
Canadian Imperial Bank of Commerce	3,941	326,591
Chubb Ltd.	954	264,201
DBS Group Holdings Ltd. - ADR	2,754	455,732
HDFC Bank Ltd. - ADR	5,240	189,793
ING Groep NV - ADR	19,032	474,468
Itau Unibanco Holding SA - ADR(b)	46,985	345,809
KB Financial Group, Inc. - ADR	4,082	332,356
Manulife Financial Corporation	9,623	311,496
Mitsubishi UFJ Financial Group, Inc. - ADR(b)	32,384	489,970
NatWest Group PLC	29,762	460,418
ORIX Corporation - ADR	13,785	337,595
Sony Financial Group, Inc. - ADR(a)	1	3
Standard Bank Group Ltd. - ADR	19,883	294,268
		6,079,208
Health Care - 9.7%
Fresenius Medical Care AG - ADR	10,552	283,216
Medtronic PLC	2,841	257,679

	Shares	Value
Novartis AG - ADR	3,269	$404,669
Sanofi SA - ADR	5,100	257,958
Shionogi & Company Ltd. - ADR	28,061	231,784
Smith & Nephew PLC - ADR(b)	7,299	268,749
Teva Pharmaceutical Industries Ltd. - ADR(a)	17,999	368,620
		2,072,675
Industrials - 18.9%
AerCap Holdings NV	3,910	509,238
Ashtead Group PLC - ADR	571	154,164
BAE Systems PLC - ADR	3,151	311,666
Brambles Ltd. - ADR	8,081	261,582
Cie de Saint-Gobain SA - ADR	12,735	247,314
Hitachi Ltd. - ADR	9,050	312,949
ITOCHU Corporation - ADR	3,351	386,538
Komatsu Ltd. - ADR	10,617	355,245
Marubeni Corporation - ADR	1,726	425,079
Prysmian SpA - ADR	7,163	371,187
Techtronic Industries Company Ltd. - ADR	4,179	244,597
Vinci SA - ADR	7,579	253,059
ZTO Express Cayman, Inc. - ADR	10,590	196,868
		4,029,486
Information Technology - 9.3%
Amdocs Ltd.	3,820	321,873
Capgemini SE - ADR	5,440	167,335
Fujitsu Ltd. - ADR	18,265	476,169
Lenovo Group Ltd. - ADR	7,173	209,738
NXP Semiconductors NV	934	195,318
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,445	434,121
Tokyo Electron Ltd. - ADR	1,638	180,295
		1,984,849
Materials - 5.8%
CRH PLC	3,545	422,209
Heidelberg Materials AG - ADR	7,392	346,020
Rio Tinto PLC - ADR	4,048	290,403
Vale SA - ADR(b)	14,619	176,744
		1,235,376
Real Estate - 1.2%
Daiwa House Industry Company Ltd. - ADR	7,336	248,691
Utilities - 1.1%
Veolia Environnement SA - ADR	13,586	223,965
TOTAL COMMON STOCKS (Cost $14,894,281)		20,688,620

The accompanying notes are an integral part of these financial statements.

21

AAM TODD INTERNATIONAL INTRINSIC VALUE ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Units	Value
SHORT-TERM INVESTMENTS
Investments Purchased With Proceeds From Securities Lending - 7.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(d)	1,649,893	$1,649,893
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,649,893)		1,649,893
	Shares
MONEY MARKET FUNDS - 2.7%
First American Government Obligations Fund - Class X, 4.03%(d)	566,468	566,468
TOTAL MONEY MARKET FUNDS (Cost $566,468)		566,468
TOTAL INVESTMENTS - 107.7% (Cost $17,110,642)		$22,904,981
Liabilities in Excess of Other Assets - (7.7)%		(1,634,112)
TOTAL NET ASSETS - 100.0%		$ 21,270,869

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $1,614,894, or 7.6% of Net Assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

22

AAM Transformers ETF
SCHEDULE OF INVESTMENTS
October 31, 2025

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 4.9%
Alphabet, Inc. - Class A	3,735	$1,050,245
Bilibili, Inc. - ADR(a)	14,848	449,152
Meta Platforms, Inc. - Class A	1,169	757,921
Nintendo Company Ltd. - ADR(b)	19,577	419,731
Pinterest, Inc. - Class A(a)	12,511	414,114
Reddit, Inc. - Class A(a)	1,976	412,885
ROBLOX Corporation - Class A(a)	3,720	423,038
Snap, Inc. - Class A(a)	47,842	373,168
Take-Two Interactive Software, Inc.(a)	1,979	507,356
Tencent Holdings Ltd. - ADR	5,646	459,415
		5,267,025
Consumer Discretionary - 7.6%
Amazon.com, Inc.(a)	3,775	921,930
BYD Company Ltd. - ADR	32,736	423,604
Coupang, Inc.(a)	16,419	524,915
DoorDash, Inc. - Class A(a)	1,926	489,917
Global-e Online Ltd.(a)	9,300	338,799
Hesai Group - ADR(a)(b)	12,566	298,191
Li Auto, Inc. - ADR(a)(b)	14,076	293,485
Meituan - ADR(a)	16,696	440,274
MercadoLibre, Inc.(a)	181	421,234
MINISO Group Holding Ltd. - ADR	13,576	289,305
Mobileye Global, Inc. - Class A(a)	22,640	297,716
NIO, Inc. - ADR(a)(b)	55,988	405,913
PDD Holdings, Inc. - ADR(a)	3,518	474,473
Rivian Automotive, Inc. - Class A(a)	24,614	334,012
Sea Ltd. - ADR(a)	2,290	357,812
Tesla, Inc.(a)	2,500	1,141,400
Trip.com Group Ltd. - ADR	6,028	425,878
XPeng, Inc. - ADR(a)(b)	16,782	394,209
		8,273,067
Financials - 3.7%
Adyen NV - ADR(a)(b)	27,059	464,603
Affirm Holdings, Inc.(a)	5,435	390,668
Corpay, Inc.(a)	1,502	391,046
Dlocal, Ltd.	24,803	363,364
Marqeta, Inc. - Class A(a)	56,866	257,603
Paymentus Holdings, Inc. - Class A(a)	9,486	271,299
Remitly Global, Inc.(a)	17,943	287,806
Shift4 Payments, Inc. - Class A(a)(b)	3,992	275,847
Toast, Inc. - Class A(a)	11,514	416,116
Visa, Inc. - Class A	2,556	870,931
		3,989,283
Industrials - 23.3%
ABB Ltd. - ADR	6,351	470,990
Acuity, Inc.	1,033	377,097
AeroVironment, Inc.(a)	1,546	571,881
Airbus SE - ADR	8,153	500,594
AMETEK, Inc.	2,534	512,147
Atlas Copco AB - ADR	26,409	444,463
Axon Enterprise, Inc.(a)	654	478,878
BAE Systems PLC - ADR	4,536	448,656

	Shares	Value
Bloom Energy Corporation - Class A(a)(b)	6,127	$809,744
Boeing Company(a)	3,822	768,298
BWX Technologies, Inc.	2,137	456,485
Chart Industries, Inc.(a)(b)	1,756	350,533
Eaton Corporation PLC	1,259	480,384
Embraer SA - ADR	5,459	351,996
Emerson Electric Company	3,581	499,800
Eos Energy Enterprises, Inc.(a)(b)	48,476	777,070
FANUC Corporation - ADR	24,049	398,011
GE Vernova, Inc.	1,509	882,976
Generac Holdings, Inc.(a)	1,932	324,615
General Electric Company	3,143	971,030
Grab Holdings Ltd. - Class A(a)	64,452	387,357
Graco, Inc.	4,072	332,967
Howmet Aerospace, Inc.	2,662	548,239
Hubbell, Inc.	1,090	512,300
Ingersoll Rand, Inc.(b)	5,861	447,370
ITT, Inc.	2,045	378,468
Kratos Defense & Security Solutions, Inc.(a)(b)	5,394	488,696
Leonardo SpA - ADR	15,924	466,414
Mitsubishi Heavy Industries Ltd. - ADR	17,994	545,758
NEXTracker, Inc. - Class A(a)	4,990	505,088
NuScale Power Corporation(a)	10,127	454,398
nVent Electric PLC	3,583	409,716
Parker-Hannifin Corporation	621	479,927
Prysmian SpA - ADR	7,413	384,142
RBC Bearings, Inc.(a)	905	387,820
Rheinmetall AG - ADR	1,080	424,181
Rocket Lab Corporation(a)	10,357	652,284
Rockwell Automation, Inc.	1,396	514,231
Rolls-Royce Holdings PLC - ADR	29,627	460,700
Schneider Electric SE - ADR	8,560	485,352
Siemens Energy AG - ADR(a)	4,260	530,498
SMC Corporation - ADR(b)	22,121	380,260
Spirit AeroSystems Holdings, Inc. - Class A(a)	8,565	314,250
Sunrun, Inc.(a)	19,234	399,298
Symbotic, Inc.(a)(b)	9,847	797,115
Thales SA - ADR	8,421	478,986
Uber Technologies, Inc.(a)	9,642	930,453
Woodward, Inc.	1,441	377,701
Worthington Enterprises, Inc.	5,373	301,372
Xylem, Inc.	3,377	509,420
		25,160,409
Information Technology - 53.5%(c)
Advanced Energy Industries, Inc.	2,277	461,616
Advanced Micro Devices, Inc.(a)	5,805	1,486,777
Advantest Corporation - ADR	5,658	848,700
Alkami Technology, Inc.(a)	13,861	281,240
Allegro MicroSystems, Inc.(a)(b)	11,443	342,375
Ambarella, Inc.(a)	4,225	360,097
Amphenol Corporation - Class A	4,301	599,301
Analog Devices, Inc.	1,925	450,700

The accompanying notes are an integral part of these financial statements.

23

AAM Transformers ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Appfolio, Inc. - Class A(a)	1,226	$311,931
Apple, Inc.	3,660	989,554
Applied Digital Corporation(a)(b)	25,177	872,635
AppLovin Corporation - Class A(a)	1,789	1,140,183
Arista Networks, Inc.(a)	6,142	968,532
ARM Holdings PLC - ADR(a)(b)	3,174	539,009
ASE Technology Holding Company Ltd. - ADR(b)	31,791	508,974
ASML Holding NV	565	598,465
Astera Labs, Inc.(a)	2,482	463,340
Atlassian Corporation - Class A(a)	2,545	431,174
Autodesk, Inc.(a)	1,454	438,148
AvePoint, Inc.(a)	21,495	302,435
Broadcom, Inc.	2,622	969,170
Cadence Design Systems, Inc.(a)	1,353	458,248
Calix, Inc.(a)	5,767	394,578
Camtek, Ltd.(a)(b)	4,229	523,635
Ciena Corporation(a)	2,986	567,101
Circle Internet Group, Inc.(a)(b)	4,145	526,332
Clearwater Analytics Holdings, Inc. - Class A(a)	16,837	309,969
Cloudflare, Inc. - Class A(a)	2,214	560,806
Coherent Corporation(a)	3,574	471,625
Commvault Systems, Inc.(a)	1,951	271,618
Confluent, Inc. - Class A(a)	18,084	422,623
CoreWeave, Inc. - Class A(a)	5,330	712,674
Corning, Inc.	6,666	593,807
Credo Technology Group Holding Ltd.(a)	3,374	633,030
Crowdstrike Holdings, Inc. - Class A(a)	1,134	615,773
CyberArk Software Ltd.(a)	717	373,399
Datadog, Inc. - Class A(a)	3,489	568,044
Dell Technologies, Inc. - Class C	3,805	616,448
Dynatrace, Inc.(a)	6,993	353,636
Extreme Networks, Inc.(a)	16,119	306,583
Fabrinet(a)(b)	896	394,751
Fair Isaac Corporation(a)	313	519,433
First Solar, Inc.(a)(b)	2,312	617,165
Fortinet, Inc.(a)	6,023	520,568
Gitlab, Inc. - Class A(a)	7,648	372,840
Guidewire Software, Inc.(a)	1,819	424,991
Hewlett Packard Enterprise Company	20,176	492,698
HubSpot, Inc.(a)	972	478,146
Impinj, Inc.(a)(b)	1,834	370,761
Infineon Technologies AG - ADR	11,768	466,131
International Business Machines Corporation	3,534	1,086,387
Intuit, Inc.	1,302	869,150
JFrog Ltd.(a)	6,980	331,410
Kingsoft Cloud Holdings Ltd. - ADR(a)(b)	24,083	303,446
Klaviyo, Inc. - Class A(a)	10,866	282,516
Lam Research Corporation	4,609	725,733

	Shares	Value
Lattice Semiconductor Corporation(a)	5,290	$385,958
Life360, Inc.(a)(b)	3,743	369,472
Lumentum Holdings, Inc.(a)(b)	2,344	472,457
MACOM Technology Solutions Holdings, Inc.(a)	2,696	399,358
Marvell Technology, Inc.	7,495	702,581
Microchip Technology, Inc.	7,203	449,611
Micron Technology, Inc.	3,617	809,376
Microsoft Corporation	1,775	919,113
Monday.com Ltd.(a)	1,791	367,585
MongoDB, Inc.(a)	1,461	525,697
Monolithic Power Systems, Inc.	546	548,730
Nebius Group NV(a)	5,084	665,089
Nova Ltd.(a)(b)	1,300	448,032
Nutanix, Inc. - Class A(a)	5,003	356,414
NVIDIA Corporation	5,255	1,064,085
Onestream, Inc.(a)	17,697	334,296
Oracle Corporation	3,768	989,515
Pagaya Technologies Ltd. - Class A(a)	9,377	252,148
Palantir Technologies, Inc. - Class A(a)	5,728	1,148,292
Palo Alto Networks, Inc.(a)	2,443	538,046
Porch Group, Inc.(a)	19,177	288,614
Power Integrations, Inc.	7,789	326,281
PTC, Inc.(a)	2,218	440,362
Pure Storage, Inc. - Class A(a)(b)	5,989	591,114
Rambus, Inc.(a)	4,675	480,777
Rubrik, Inc. - Class A(a)	3,844	289,338
SailPoint, Inc.(a)	15,910	344,929
Samsara, Inc. - Class A(a)	11,280	453,118
SAP SE - ADR(b)	1,630	423,816
Seagate Technology Holdings PLC	2,525	646,097
Semtech Corporation(a)	5,766	391,281
SentinelOne, Inc. - Class A(a)	18,675	333,349
ServiceNow, Inc.(a)	959	881,590
ServiceTitan, Inc. - Class A(a)(b)	3,068	289,497
Shopify, Inc. - Class A(a)	2,988	519,494
Silicon Laboratories, Inc.(a)(b)	2,580	338,186
Silicon Motion Technology Corporation - ADR	4,044	396,757
SiTime Corporation(a)	1,493	432,433
Snowflake, Inc. - Class A(a)	2,106	578,897
SoundHound AI, Inc. - Class A(a)(b)	24,528	432,183
Super Micro Computer, Inc.(a)	11,749	610,478
Synopsys, Inc.(a)	792	359,425
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,801	541,074
Teradyne, Inc.	2,908	528,558
Texas Instruments, Inc.	4,670	754,018
Tokyo Electron Ltd. - ADR	6,408	705,329
Universal Display Corporation	2,404	354,061
Varonis Systems, Inc.(a)	6,240	219,835
Vnet Group, Inc. - ADR(a)(b)	42,086	437,694
Workday, Inc. - Class A(a)	2,054	492,796
Xiaomi Corporation - ADR(a)	12,739	353,635

The accompanying notes are an integral part of these financial statements.

24

AAM Transformers ETF
SCHEDULE OF INVESTMENTS
October 31, 2025(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Zeta Global Holdings Corporation - Class A(a)	18,506	$332,923
Zscaler, Inc.(a)	1,729	572,541
		57,786,746
Utilities - 6.9%
American Electric Power Company, Inc.	4,394	528,422
Centrais Eletricas Brasileiras SA - ADR(b)	39,323	406,993
Constellation Energy Corporation	1,579	595,283
Emera, Inc.	7,116	338,793
Entergy Corporation	5,413	520,135
Fortis, Inc./Canada	6,763	339,706
Iberdrola SA - ADR	5,938	481,393
IDACORP, Inc.(b)	2,790	359,966
NextEra Energy, Inc.	6,695	544,973
Ormat Technologies, Inc.	3,838	408,248
Pinnacle West Capital Corporation	3,927	347,618
RWE AG - ADR	10,682	528,225
SSE PLC - ADR	14,755	375,662
Talen Energy Corporation(a)	902	360,602
TXNM Energy, Inc.	6,149	349,263
Vistra Corporation	2,527	475,834
Xcel Energy, Inc.	6,532	530,203
		7,491,319
TOTAL COMMON STOCKS (Cost $87,421,716)		107,967,849

	Units
SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.9%
Mount Vernon Liquid Assets Portfolio, LLC, 4.10%(d)	11,778,134	11,778,134
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $11,778,134)		11,778,134

	Shares
MONEY MARKET FUNDS - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 4.06%(d)	146,147	146,147
TOTAL MONEY MARKET FUNDS (Cost $146,147)		146,147
TOTAL INVESTMENTS - 110.9% (Cost $99,345,997)		$119,892,130
Liabilities in Excess of Other Assets - (10.9)%		(11,786,918)
TOTAL NET ASSETS - 100.0%		$108,105,212

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of October 31, 2025. The fair value of these securities was $11,772,122, or 10.9% of Net Assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized yield as of October 31, 2025.
The accompanying notes are an integral part of these financial statements.

25

AAM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025

	AAM Brentview Dividend Growth ETF	AAM Crescent CLO ETF	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF
ASSETS:
Investments in unaffiliated securities, at value	$ 4,415,707	$ 51,091,555	$ 512,577,450	$77,839,233	$ 2,461,854
Investments in affiliated securities, at value	—	—	283,521	—	—
Dividends receivable	2,043	991	311,519	114,554	276
Security lending income receivable	41	—	16,419	492	20
Receivable for investments sold	—	1,389	24,169,817	—	—
Receivable for fund shares sold	—	—	—	850,875	—
Interest receivable	—	214,063	3,836,203	—	—
Total assets	4,417,791	51,307,998	541,194,929	78,805,154	2,462,150
LIABILITIES:
Payable upon return of securities loaned	568,604	—	26,941,924	3,686,967	212,878
Distributions payable	3,400	—	2,095,250	225,750	—
Payable to adviser	1,605	2,004	187,257	18,238	931
Payable for investments purchased	—	—	27,214,129	848,032	—
Total liabilities	573,609	2,004	56,438,560	4,778,987	213,809
NET ASSETS	$ 3,844,182	$ 51,305,994	$ 484,756,369	$74,026,167	$ 2,248,341
Net Assets Consists of:
Paid-in capital	$3,468,611	$ 51,255,707	$545,214,979	$84,203,188	$2,038,287
Total distributable earnings/(accumulated losses)	375,571	50,287	(60,458,610)	(10,177,021)	210,054
Total net assets	$ 3,844,182	$ 51,305,994	$ 484,756,369	$74,026,167	$ 2,248,341
Net assets	$ 3,844,182	$ 51,305,994	$ 484,756,369	$74,026,167	$ 2,248,341
Shares issued and outstanding(a)	170,000	2,050,000	24,650,000	2,175,000	100,000
Net asset value per share	$22.61	$25.03	$19.67	$34.04	$22.48
Cost:
Investments in unaffiliated securities, at cost	$ 3,985,192	$51,112,341	$ 504,928,086	$77,347,557	$ 2,123,721
Investments in affiliated securities, at cost	$—	$—	$267,299	$—	$—
Loaned Securities:
at value (included in investments)	$550,522	$—	$26,343,504	$3,616,176	$206,804

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

26

AAM ETFs
STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2025(Continued)

	AAM Sawgrass U.S. Small Cap Quality Growth ETF	AAM SLC Low Duration Income ETF	AAM Todd International Intrinsic Value ETF	AAM Transformers ETF
ASSETS:
Investments, at value	$ 1,691,126	$ 70,331,150	$ 22,904,981	$119,892,130
Dividends receivable	68	4,327	21,997	22,586
Security lending income receivable	20	14	108	8,183
Dividend tax reclaims receivable	—	—	3,437	2,992
Interest receivable	—	396,624	—	—
Total assets	1,691,214	70,732,115	22,930,523	119,925,891
LIABILITIES:
Payable upon return of securities loaned	232,331	—	1,649,893	11,778,134
Payable to adviser	686	8,850	9,761	42,545
Distributions payable	—	280,000	—	—
Total liabilities	233,017	288,850	1,659,654	11,820,679
NET ASSETS	$ 1,458,197	$ 70,443,265	$ 21,270,869	$ 108,105,212
Net Assets Consists of:
Paid-in capital	$1,389,834	$ 70,123,467	$15,392,248	$95,326,962
Total distributable earnings	68,363	319,798	5,878,621	12,778,250
Total net assets	$ 1,458,197	$ 70,443,265	$ 21,270,869	$ 108,105,212
Net assets	$ 1,458,197	$ 70,443,265	$ 21,270,869	$ 108,105,212
Shares issued and outstanding(a)	70,000	2,800,000	814,158	2,125,000
Net asset value per share	$20.83	$25.16	$26.13	$50.87
Cost:
Investments, at cost	$ 1,498,250	$ 70,006,500	$17,110,642	$99,345,997
Loaned Securities:
at value (included in investments)	$223,300	$—	$1,614,894	$11,772,122

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

27

AAM ETFs
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025

	AAM Brentview Dividend Growth ETF	AAM Crescent CLO ETF(a)	AAM Low Duration Preferred and Income Securities ETF	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$56,861	$990	$26,116,554	$2,715,587	$16,702
Less: Issuance fees	(4)	—	—	—	—
Less: Dividend withholding taxes	(90)	—	(4,347)	—	—
Dividend income from affiliated securities	—	—	43,101	—	—
Interest income	—	73,144	6,466,478	—	—
Securities lending income	162	—	54,665	3,311	65
Total investment income	56,929	74,134	32,676,451	2,718,898	16,767
EXPENSES:
Investment advisory fee	15,285	5,455	2,200,948	197,956	9,650
Total expenses	15,285	5,455	2,200,948	197,956	9,650
Expense reimbursement by Adviser	—	(3,451)	—	—	—
Net expenses	15,285	2,004	2,200,948	197,956	9,650
Net investment income	41,644	72,130	30,475,503	2,520,942	7,117
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(58,223)	(1,057)	(28,655,814)	(3,389,858)	(133,158)
Investments in affiliated securities	—	—	7,305	—	—
In-kind redemptions in unaffiliated securities	117,870	—	2,295,827	9,252,204	114,301
In-Kind redemptions - affiliated issues	—	—	4,132	—	—
Net realized gain (loss)	59,647	(1,057)	(26,348,550)	5,862,346	(18,857)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	405,173	(20,786)	(4,778,306)	(4,036,991)	299,684
Investments in affiliated securities	—	—	2,136	—	—
Net change in unrealized appreciation (depreciation)	405,173	(20,786)	(4,776,170)	(4,036,991)	299,684
Net realized and unrealized gain (loss)	464,820	(21,843)	(31,124,720)	1,825,355	280,827
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 506,464	$50,287	$(649,217)	$4,346,297	$287,944

(a)	Inception date of the Fund was October 22, 2025.
The accompanying notes are an integral part of these financial statements.

28

AAM ETFs
STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2025(Continued)

	AAM Sawgrass U.S. Small Cap Quality Growth ETF	AAM SLC Low Duration Income ETF(a)	AAM Todd International Intrinsic Value ETF(b)	AAM Transformers ETF
INVESTMENT INCOME:
Dividend income	$5,724	$56,153	$150,110	$284,777
Less: Dividend withholding taxes	—	—	(11,455)	(16,602)
Less: Issuance fees	—	—	(2,902)	(13,453)
Interest income	—	2,742,436	—	—
Securities lending income	87	31	108	92,806
Total investment income	5,811	2,798,620	135,861	347,528
EXPENSES:
Investment advisory fee	6,255	205,289	30,350	317,307
Total expenses	6,255	205,289	30,350	317,307
Expense reimbursement by Adviser	—	(126,332)	—	—
Net expenses	6,255	78,957	30,350	317,307
Net investment income/(loss)	(444)	2,719,663	105,511	30,221
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(117,737)	14,517	(41,463)	(4,552,408)
In-kind redemptions	30,386	—	447,839	16,531,071
Net realized gain (loss)	(87,351)	14,517	406,376	11,978,663
Net change in unrealized appreciation (depreciation) on:
Investments	179,304	324,650	449,461	14,828,508
Net change in unrealized appreciation (depreciation)	179,304	324,650	449,461	14,828,508
Net realized and unrealized gain (loss)	91,953	339,167	855,837	26,807,171
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,509	$ 3,058,830	$961,348	$ 26,837,392

(a)	Inception date of the Fund was December 3, 2024.
(b)	Inception date of the Fund was July 24, 2025.
The accompanying notes are an integral part of these financial statements.

29

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	AAM Brentview Dividend Growth ETF		AAM Crescent CLO ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Period Ended October 31, 2025(b)
OPERATIONS:
Net investment income (loss)	$41,644	$2,702	$72,130
Net realized gain (loss)	59,647	(708)	(1,057)
Net change in unrealized appreciation (depreciation)	405,173	25,342	(20,786)
Net increase (decrease) in net assets from operations	506,464	27,336	50,287
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(39,940)	(2,600)	—
Total distributions to shareholders	(39,940)	(2,600)	—
CAPITAL TRANSACTIONS:
Shares sold	3,457,999	951,294	51,249,460
Shares redeemed	(1,056,371)	—	—
ETF transaction fees (See Note 7)	—	—	6,247
Net increase (decrease) in net assets from capital transactions	2,401,628	951,294	51,255,707
Net increase (decrease) in net assets	2,868,152	976,030	51,305,994
NET ASSETS:
Beginning of the period	976,030	—	—
End of the period	$3,844,182	$ 976,030	$ 51,305,994
SHARES TRANSACTIONS
Shares sold	170,000	50,000	2,050,000
Shares redeemed	(50,000)	—	—
Total increase (decrease) in shares outstanding	120,000	50,000	2,050,000

(a)	Inception date of the Fund was July 30, 2024.
(b)	Inception date of the Fund was October 22, 2025.
The accompanying notes are an integral part of these financial statements.

30

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	AAM Low Duration Preferred and Income Securities ETF		AAM S&P 500 High Dividend Value ETF
	Year Ended October 31,		Year Ended October 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$30,475,503	$18,726,874	$2,520,942	$2,327,946
Net realized gain (loss)	(26,348,550)	(8,639,323)	5,862,346	606,723
Net change in unrealized appreciation (depreciation)	(4,776,170)	21,563,381	(4,036,991)	14,463,600
Net increase (decrease) in net assets from operations	(649,217)	31,650,932	4,346,297	17,398,269
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(30,267,396)	(21,136,371)	(2,554,232)	(2,316,011)
Return of capital	(2,983,470)	(947,809)	(214,034)	—
Total distributions to shareholders	(33,250,866)	(22,084,180)	(2,768,266)	(2,316,011)
CAPITAL TRANSACTIONS:
Shares sold	116,823,403	246,386,207	46,809,005	12,698,162
Shares redeemed	(47,019,100)	(4,205,373)	(36,477,033)	(26,507,245)
Net increase (decrease) in net assets from capital transactions	69,804,303	242,180,834	10,331,972	(13,809,083)
Net increase (decrease) in net assets	35,904,220	251,747,586	11,910,003	1,273,175
NET ASSETS:
Beginning of the year	448,852,149	197,104,563	62,116,164	60,842,989
End of the year	$ 484,756,369	$ 448,852,149	$74,026,167	$62,116,164
SHARES TRANSACTIONS
Shares sold	5,700,000	11,700,000	1,400,000	400,000
Shares redeemed	(2,375,000)	(200,000)	(1,100,000)	(875,000)
Total increase (decrease) in shares outstanding	3,325,000	11,500,000	300,000	(475,000)

The accompanying notes are an integral part of these financial statements.

31

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	AAM Sawgrass U.S. Large Cap Quality Growth ETF		AAM Sawgrass U.S. Small Cap Quality Growth ETF
	Year Ended October 31, 2025	Period Ended October 31, 2024(a)	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
OPERATIONS:
Net investment income (loss)	$7,117	$1,072	$(444)	$80
Net realized gain (loss)	(18,857)	(925)	(87,351)	(6,952)
Net change in unrealized appreciation (depreciation)	299,684	38,449	179,304	13,572
Net increase (decrease) in net assets from operations	287,944	38,596	91,509	6,700
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,830)	—	(71)	—
Return of capital	—	—	(190)	—
Total distributions to shareholders	(2,830)	—	(261)	—
CAPITAL TRANSACTIONS:
Shares sold	1,705,527	1,518,306	797,829	758,000
Shares redeemed	(1,299,202)	—	(195,580)	—
Net increase (decrease) in net assets from capital transactions	406,325	1,518,306	602,249	758,000
Net increase (decrease) in net assets	691,439	1,556,902	693,497	764,700
NET ASSETS:
Beginning of the period	1,556,902	—	764,700	—
End of the period	$2,248,341	$ 1,556,902	$ 1,458,197	$ 764,700
SHARES TRANSACTIONS
Shares sold	80,000	80,000	40,000	40,000
Shares redeemed	(60,000)	—	(10,000)	—
Total increase (decrease) in shares outstanding	20,000	80,000	30,000	40,000

(a)	Inception date of the Fund was July 30, 2024.
The accompanying notes are an integral part of these financial statements.

32

AAM ETFs
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	AAM SLC Low Duration Income ETF	AAM Todd International Intrinsic Value ETF	AAM Transformers ETF
	Period Ended October 31, 2025(a)	Period Ended October 31, 2025 (b)	Year Ended October 31,
			2025	2024
OPERATIONS:
Net investment income (loss)	$2,719,663	$105,511	$30,221	$(19,263)
Net realized gain (loss)	14,517	406,376	11,978,663	2,754,276
Net change in unrealized appreciation (depreciation)	324,650	449,461	14,828,508	6,691,296
Net increase (decrease) in net assets from operations	3,058,830	961,348	26,837,392	9,426,309
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(2,739,032)	—	—	—
Total distributions to shareholders	(2,739,032)	—	—	—
CAPITAL TRANSACTIONS:
Shares sold	70,107,910	3,490,496	84,267,689	33,857,425
Subscriptions in connection with in-kind contribution (Note 10)	—	18,103,952	—	—
Shares redeemed	—	(1,284,927)	(48,631,695)	(17,882,508)
ETF transaction fees (See Note 7)	15,557	—	—	—
Net increase (decrease) in net assets from capital transactions	70,123,467	20,309,521	35,635,994	15,974,917
Net increase (decrease) in net assets	70,443,265	21,270,869	62,473,386	25,401,226
NET ASSETS:
Beginning of the period	—	—	45,631,826	20,230,600
End of the period	$ 70,443,265	$ 21,270,869	$ 108,105,212	$45,631,826
SHARES TRANSACTIONS
Shares sold	2,800,000	140,000	1,975,000	1,050,000
Subscriptions in connection with in-kind contribution (Note 10)	—	724,158	—	—
Shares redeemed	—	(50,000)	(1,150,000)	(550,000)
Total increase (decrease) in shares outstanding	2,800,000	814,158	825,000	500,000

(a)	Inception date of the Fund was December 3, 2024.
(b)	Inception date of the Fund was July 24, 2025.
The accompanying notes are an integral part of these financial statements.

33

AAM BRENTVIEW DIVIDEND GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.52	$18.77
INVESTMENT OPERATIONS:
Net investment income(b)	0.27	0.07
Net realized and unrealized gain (loss) on investments(c)	3.08	0.74
Total from investment operations	3.35	0.81
LESS DISTRIBUTIONS FROM:
Net investment income	(0.26)	(0.06)
Total distributions	(0.26)	(0.06)
Net asset value, end of period	$22.61	$19.52
Total return(d)	17.31%	4.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,844	$976
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	1.34%	1.36%
Portfolio turnover rate(d)(f)	12%	2%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

34

AAM CRESCENT CLO ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments(c)	(0.01)
Total from investment operations	0.03
ETF transaction fees per share	0.00(d)
Net asset value, end of period	$25.03
Total return(e)	0.12%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$51,306
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.49%
After expense reimbursement/recoupment(f)	0.18%
Ratio of net investment income (loss) to average net assets(f)	6.48%
Portfolio turnover rate(e)(g)	32%

(a)	Inception date of the Fund was October 22, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

35

AAM LOW DURATION PREFERRED AND INCOME SECURITIES ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$21.05	$20.06	$20.71	$25.23	$24.07
INVESTMENT OPERATIONS:
Net investment income(a)	1.25	1.33	1.43	1.18	1.05
Net realized and unrealized gain (loss) on investments(b)	(1.27)	1.23	(0.74)	(4.56)	1.35
Total from investment operations	(0.02)	2.56	0.69	(3.38)	2.40
LESS DISTRIBUTIONS FROM:
Net investment income	(1.24)	(1.50)	(1.34)	(1.14)	(1.24)
Return of capital	(0.12)	(0.07)	—	—	—
Total distributions	(1.36)	(1.57)	(1.34)	(1.14)	(1.24)
ETF transaction fees per share	—	—	0.00(c)	—	0.00(c)
Net asset value, end of year	$19.67	$21.05	$20.06	$20.71	$25.23
Total return	−0.03%	13.07%	3.30%	−13.72%	10.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$484,756	$448,852	$197,105	$157,364	$95,232
Ratio of expenses to average net assets	0.45%	0.45%	0.46%	0.45%	0.45%
Ratio of net investment income (loss) to average net assets	6.23%	6.31%	6.83%	5.74%	4.33%
Portfolio turnover rate(d)	150%	103%	100%	154%	199%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

36

AAM S&P 500 HIGH DIVIDEND VALUE ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$33.13	$25.89	$28.45	$29.90	$21.14
INVESTMENT OPERATIONS:
Net investment income(a)	1.22	1.16	1.14	1.07	0.91
Net realized and unrealized gain (loss) on investments(b)	1.03	7.24	(2.57)	(1.44)	8.79
Total from investment operations	2.25	8.40	(1.43)	(0.37)	9.70
LESS DISTRIBUTIONS FROM:
Net investment income	(1.24)	(1.16)	(1.13)	(1.08)	(0.94)
Return of capital	(0.10)	—	—	—	—
Total distributions	(1.34)	(1.16)	(1.13)	(1.08)	(0.94)
Net asset value, end of year	$34.04	$33.13	$25.89	$28.45	$29.90
Total return	6.99%	32.92%	−5.29%	−1.37%	46.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$74,026	$62,116	$60,843	$67,568	$45,600
Ratio of expenses to average net assets	0.29%	0.29%	0.29%	0.29%	0.29%
Ratio of net investment income (loss) to average net assets	3.69%	3.83%	4.02%	3.57%	3.19%
Portfolio turnover rate(c)	51%	57%	63%	68%	69%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

37

AAM SAWGRASS U.S. LARGE CAP QUALITY GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.46	$18.75
INVESTMENT OPERATIONS:
Net investment income(b)	0.07	0.02
Net realized and unrealized gain (loss) on investments(c)	2.98	0.69
Total from investment operations	3.05	0.71
LESS DISTRIBUTIONS FROM:
Net investment income	(0.03)	—
Total distributions	(0.03)	—
Net asset value, end of period	$22.48	$19.46
Total return(d)	15.71%	3.79%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,248	$1,557
Ratio of expenses to average net assets(e)	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(e)	0.36%	0.40%
Portfolio turnover rate(d)(f)	85%	8%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

38

AAM SAWGRASS U.S. SMALL CAP QUALITY GROWTH ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31, 2025	Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$19.12	$18.95
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	0.00(c)
Net realized and unrealized gain (loss) on investments(d)	1.73	0.17
Total from investment operations	1.72	0.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(c)	—
Return of capital	(0.01)	—
Total distributions	(0.01)	—
Net asset value, end of period	$20.83	$19.12
Total return(e)	9.00%	0.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,458	$765
Ratio of expenses to average net assets(f)	0.55%	0.55%
Ratio of net investment income (loss) to average net assets(f)	(0.04)%	0.04%
Portfolio turnover rate(e)(g)	80%	12%

(a)	Inception date of the Fund was July 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

39

AAM SLC LOW DURATION INCOME ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	1.18
Net realized and unrealized gain (loss) on investments(c)	0.14
Total from investment operations	1.32
LESS DISTRIBUTIONS FROM:
Net investment income	(1.17)
Total distributions	(1.17)
ETF transaction fees per share	0.01
Net asset value, end of period	$25.16
Total return(d)	5.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$70,443
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.39%
After expense reimbursement/recoupment(e)	0.15%
Ratio of net investment income (loss) to average net assets(e)	5.17%
Portfolio turnover rate(d)(f)	74%

(a)	Inception date of the Fund was December 3, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

40

AAM TODD INTERNATIONAL INTRINSIC VALUE ETF
FINANCIAL HIGHLIGHTS

Period Ended October 31, 2025 (a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13
Net realized and unrealized gain (loss) on investments(c)	1.00
Total from investment operations	1.13
Net asset value, end of period	$26.13
Total return(d)	4.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$21,271
Ratio of expenses to average net assets(e)	0.54%
Ratio of net investment income (loss) to average net assets(e)	1.89%
Portfolio turnover rate(d)(f)	7%

(a)	Inception date of the Fund was July 24, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

41

AAM TRANSFORMERS ETF
FINANCIAL HIGHLIGHTS

	Year Ended October 31,			Period Ended October 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$35.10	$25.29	$22.51	$24.00
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	0.02	(0.02)	(0.06)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	15.75	9.83	2.84	(1.46)
Total from investment operations	15.77	9.81	2.78	(1.49)
ETF transaction fees per share	—	—	0.00(d)	—
Net asset value, end of period	$50.87	$35.10	$25.29	$22.51
Total return(e)	44.93%	38.80%	12.33%	−6.20%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$108,105	$45,632	$20,231	$3,377
Ratio of expenses to average net assets(f)	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income (loss) to average net assets(f)	0.05%	(0.05)%	(0.22)%	(0.34)%
Portfolio turnover rate(e)(g)	79%	84%	82%	27%

(a)	Inception date of the Fund was July 11, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

42

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025
NOTE 1 – ORGANIZATION
AAM Brentview Dividend Growth ETF, AAM Crescent CLO ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, AAM SLC Low Duration Income ETF, AAM Todd International Intrinsic Value ETF, and AAM Transformers ETF (individually each a “Fund” or collectively the “Funds”) are each a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the AAM Brentview Dividend Growth ETF is to seek current dividend income and long-term capital appreciation. The investment objective of the AAM Crescent CLO ETF is to seek to provide capital preservation, low correlation to traditional asset classes, and current income. The investment objective of the AAM Low Duration Preferred and Income Securities ETF is to track the total return performance, before fees and expenses, of the ICE 0-5 Year Duration Exchange-Listed Preferred and Hybrid Securities Index. The investment objective of the AAM S&P 500 High Dividend Value ETF is to track the performance, before fees and expenses, of the S&P 500 Dividend and Free Cash Flow Yield Index. The investment objective of the AAM Sawgrass U.S. Large Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM Sawgrass U.S. Small Cap Quality Growth ETF is to seek risk-adjusted returns, upside participation, downside protection, low standard deviation and long-term capital appreciation. The investment objective of the AAM SLC Low Duration Income ETF is to outperform, after fees and expenses, the Bloomberg 1-3 Year Government/Credit Index on a total return basis. The investment objective of the AAM Todd International Intrinsic Value ETF is to provide total return primarily through capital appreciation. The investment objective of the AAM Transformers ETF is to track the total return performance, before fees and expenses, of the Pence Transformers Index. The Funds commenced operations on the following dates:

AAM Brentview Dividend Growth ETF	July 30, 2024
AAM Crescent CLO ETF	October 22, 2025
AAM Low Duration Preferred and Income Securities ETF	November 19, 2019
AAM S&P 500 High Dividend Value ETF	November 28, 2017
AAM Sawgrass U.S. Large Cap Quality Growth ETF	July 30, 2024
AAM Sawgrass U.S. Small Cap Quality Growth ETF	July 30, 2024
AAM SLC Low Duration Income ETF	December 3, 2024
AAM Todd International Intrinsic Value ETF	July 24, 2025
AAM Transformers ETF	July 11, 2022

The end of the reporting period for the Funds is October 31, 2025. The current fiscal period for AAM Brentview Dividend Growth ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, and AAM Transformers ETF is the period November 1, 2024 to October 31, 2025. The current fiscal period for AAM Crescent CLO ETF is the period from October 22, 2025 to October 31, 2025. The current fiscal period for AAM SLC Low Duration Income ETF is the period from December 3, 2024 to October 31, 2025. The current fiscal period for AAM Todd International Intrinsic Value ETF is the period from July 24, 2025 to October 31, 2025.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

43

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on The Nasdaq Stock Market®, Nasdaq Global Select Markets® and Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

44

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
AAM Brentview Dividend Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$3,797,938	$—	$—	$3,797,938
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	568,604
Money Market Funds	49,165	—	—	49,165
Total Investments	$3,847,103	$—	$—	$4,415,707

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Crescent CLO ETF

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations	$—	$49,979,322	$—	$49,979,322
Money Market Funds	1,112,233	—	—	1,112,233
Total Investments	$1,112,233	$49,979,322	$—	$51,091,555

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Low Duration Preferred and Income Securities ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$351,755,451	$—	$351,755,451
Preferred Stocks	127,655,952	—	—	127,655,952
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	26,941,924
Money Market Funds	6,507,644	—	—	6,507,644
Total Investments	$134,163,596	$351,755,451	$—	$512,860,971

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM S&P 500 High Dividend Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$73,780,364	$—	$—	$73,780,364
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	3,686,967
Money Market Funds	371,902	—	—	371,902
Total Investments	$74,152,266	$—	$—	$77,839,233

Refer to the Schedule of Investments for further disaggregation of investment categories.

45

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
AAM Sawgrass U.S. Large Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$2,241,830	$—	$—	$2,241,830
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	212,878
Money Market Funds	7,146	—	—	7,146
Total Investments	$2,248,976	$—	$—	$2,461,854

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Sawgrass U.S. Small Cap Quality Growth ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,446,276	$—	$—	$1,446,276
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	232,331
Money Market Funds	12,519	—	—	12,519
Total Investments	$1,458,795	$—	$—	$1,691,126

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM SLC Low Duration Income ETF

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$—	$17,632,545	$—	$17,632,545
Asset-Backed Securities	—	18,772,284	—	18,772,284
Collateralized Mortgage Obligations	—	15,685,288	—	15,685,288
Collateralized Loan Obligations	—	5,478,350	—	5,478,350
U.S. Treasury Securities	—	11,138,655	—	11,138,655
Money Market Funds	1,624,028	—	—	1,624,028
Total Investments	$1,624,028	$68,707,122	$—	$70,331,150

Refer to the Schedule of Investments for further disaggregation of investment categories.
AAM Todd International Intrinsic Value ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$20,688,620	$—	$—	$20,688,620
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	1,649,893
Money Market Funds	566,468	—	—	566,468
Total Investments	$21,255,088	$—	$—	$22,904,981

Refer to the Schedule of Investments for further disaggregation of investment categories.

46

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
AAM Transformers ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$107,967,849	$—	$—	$107,967,849
Investments Purchased with Proceeds from Securities Lending(a)	—	—	—	11,778,134
Money Market Funds	146,147	—	—	146,147
Total Investments	$108,113,996	$—	$—	$119,892,130

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained upon examination by tax authorities. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with Management’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of October 31, 2025, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Withholding taxes on foreign dividends and foreign capital gain taxes, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

Distributions received from investments in real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to a Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.

47

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
E.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
F.
Distributions to Shareholders. Distributions to shareholders from net investment income on securities are declared and paid by the Funds at least annually. Distributions to shareholders from net realized gains on securities are declared and paid by the Funds on an annual basis. Distributions are recorded on the ex-dividend date.

G.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

H.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.

I.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

J.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share.

The permanent differences primarily relate to redemptions in-kind and distributions in-excess. For the year/period ended October 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
AAM Brentview Dividend Growth ETF	$(115,689)	$115,689
AAM Crescent CLO ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	(1,301,002)	1,301,002
AAM S&P 500 High Dividend Value ETF	(8,850,618)	8,850,618
AAM Sawgrass U.S. Large Cap Quality Growth ETF	(113,656)	113,656
AAM Sawgrass U.S. Small Cap Quality Growth ETF	(29,775)	29,775
AAM SLC Low Duration Income ETF	—	—
AAM Todd International Intrinsic Value ETF	(427,605)	427,605
AAM Transformers ETF	(16,162,149)	16,162,149

48

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
K.
New Accounting Pronouncements. Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the AAM ETF Committee of the Adviser, who serve as the chief operating decision makers, using the information presented in the financial statements and financial highlights.

In December 2023, the FASB issued Accounting Standards update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds’ financial statements.
L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in each Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Advisors Asset Management, Inc. (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with each Fund’s respective sub-adviser: transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Vident Advisory, LLC, doing business as Vident Asset Management, serves as the sub-adviser for the AAM Brentview Dividend Growth ETF, AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, AAM Sawgrass U.S. Small Cap Quality Growth ETF, AAM Todd International Intrinsic Value ETF, and AAM Transformers ETF. Brentview Investment Management, LLC serves as the sub-adviser for the AAM Brentview Dividend Growth ETF. Sawgrass Asset Management, LLC serves as the sub-adviser for the AAM Sawgrass U.S. Large Cap Quality Growth ETF and the AAM Sawgrass U.S. Small Cap Quality Growth ETF (each, respectively, the “Sub-Adviser”). Todd Asset Management LLC serve as the sub-adviser for the AAM Todd International Intrinsic Value ETF. Crescent Capital Group LP serves as the sub-adviser for the AAM Crescent CLO ETF. Sun Life Capital Management (U.S.), LLC, doing business as SLC Management, serves as the sub-adviser for the AAM SLC Low Duration Income ETF. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds pay the Adviser a unified management fee, which is calculated daily and paid monthly, at the annual rates of each Fund’s average daily net assets listed below. The Adviser is responsible for paying the Sub-Advisers.

49

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

AAM Brentview Dividend Growth ETF	0.49%
AAM Crescent CLO ETF	0.49%[1]
AAM Low Duration Preferred and Income Securities ETF	0.45%
AAM S&P 500 High Dividend Value ETF	0.29%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.49%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.55%
AAM SLC Low Duration Income ETF	0.39%[2]
AAM Todd International Intrinsic Value ETF	0.54%
AAM Transformers ETF	0.49%

[1]
The Fund’s Adviser has contractually agreed to waive a portion of its management fee equal to 0.31% the Fund’s average daily net assets on the first $100 million of Fund assets until at least December 31, 2026. This agreement may be terminated by the Fund’s Board of Trustees or the Fund’s investment adviser upon 60 days’ notice to the other party.

[2]
The Fund’s Adviser has contractually agreed to waive a portion of its management fee equal to 0.24% the Fund’s average daily net assets on the first $100 million of Fund assets until at least February 28, 2027. This agreement may be terminated by the Fund’s Board of Trustees or the Fund’s investment adviser upon 60 days’ notice to the other party.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and fund accountants. Fund Services also serves as the transfer agent and fund accountants to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
AAM Brentview Dividend Growth ETF	$354,146	$727,105
AAM Crescent CLO ETF	66,201,580	16,199,950
AAM Low Duration Preferred and Income Securities ETF	728,001,648	734,684,051
AAM S&P 500 High Dividend Value ETF	34,411,527	34,486,963
AAM Sawgrass U.S. Large Cap Quality Growth ETF	1,663,669	2,482,275
AAM Sawgrass U.S. Small Cap Quality Growth ETF	895,277	892,716
AAM SLC Low Duration Income ETF	65,796,928	42,721,171
AAM Todd International Intrinsic Value ETF	1,422,426	1,790,129
AAM Transformers ETF	51,718,619	52,624,780

During the current fiscal period, AAM SLC Low Duration Income ETF had $19,346,932 of purchases and $8,257,189 of sales of U.S. Government securities. No other fund had purchases or sales of U.S. Government securities during the current fiscal period.

50

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
During the current fiscal period, in-kind transactions associated with creations and redemptions for the Funds were as follows:

	In-kind Purchases	In-kind Sales
AAM Brentview Dividend Growth ETF	$3,409,206	$670,394
AAM Crescent CLO ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	115,648,187	45,011,517
AAM S&P 500 High Dividend Value ETF	46,724,172	36,615,082
AAM Sawgrass U.S. Large Cap Quality Growth ETF	1,586,916	352,375
AAM Sawgrass U.S. Small Cap Quality Growth ETF	781,559	192,052
AAM SLC Low Duration Income ETF	45,300,103	—
AAM Todd International Intrinsic Value ETF	2,965,374	868,843
AAM Transformers ETF	84,065,589	47,561,556

NOTE 5 – TRANSACTIONS WITH AFFILIATED SECURITIES
Investments in issuers considered to be affiliate(s) of the Funds during the current fiscal period for purposes of Section 2(a)(3) of the 1940 Act were as follows:

Investments in Crescent Capital BDC, Inc.	AAM Low Duration Preferred and Income Securities ETF
Value at October 31, 2024	$754,272
Purchases at Cost	564,217
Proceeds from Sales	(1,048,541)
Net Realized Gain (Loss)	11,437
Change in Unrealized Appreciation (Depreciation)	2,136
Value at October 31, 2025	$283,521
Shares Held at October 31, 2025	11,359
Dividend Income	$43,101

NOTE 6 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated losses) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2024 were as follows:

	AAM Brentview Dividend Growth ETF	AAM Crescent CLO ETF	AAM Low Duration Preferred and Income Securities ETF
Tax cost of investments	$4,010,462	$51,112,341	$508,474,722
Gross tax unrealized appreciation	$549,577	$16,824	$8,983,631
Gross tax unrealized depreciation	(144,332)	(37,610)	(4,597,382)
Net tax unrealized appreciation (depreciation)	405,245	(20,786)	4,386,249
Undistributed ordinary income	1,806	72,130	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(31,480)	(1,057)	(64,844,859)
Distributable earnings (accumulated losses)	$375,571	$50,287	$(60,458,610)

51

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)

	AAM S&P 500 High Dividend Value ETF	AAM Sawgrass U.S. Large Cap Quality Growth ETF	AAM Sawgrass U.S. Small Cap Quality Growth ETF
Tax cost of investments	$79,203,318	$2,172,986	$1,499,426
Gross tax unrealized appreciation	$6,844,234	$375,597	$242,154
Gross tax unrealized depreciation	(8,208,319)	(86,729)	(50,454)
Net tax unrealized appreciation (depreciation)	(1,364,085)	288,868	191,700
Undistributed ordinary income	—	5,359	—
Undistributed long-term capital gains	—	—	—
Other accumulated gain (loss)	(8,812,936)	(84,173)	(123,337)
Distributable earnings (accumulated losses)	$(10,177,021)	$210,054	$68,363

	AAM SLC Low Duration Income ETF	AAM Todd International Intrinsic Value ETF	AAM Transformers ETF
Tax cost of investments	$70,010,380	$17,444,733	$100,708,207
Gross tax unrealized appreciation	$442,930	$6,146,238	$23,025,107
Gross tax unrealized depreciation	(122,160)	(685,990)	(3,841,184)
Net tax unrealized appreciation (depreciation)	320,770	5,460,248	19,183,923
Undistributed ordinary income	10,475	362,122	138,268
Undistributed long-term capital gains	—	56,251	—
Other accumulated gain (loss)	(11,447)	—	(6,543,941)
Distributable earnings (accumulated losses)	$319,798	$5,878,621	$12,778,250

The differences between the cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales, partnerships, and passive foreign investment companies.
A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2025, the Funds did not elect to defer any post-October capital losses. AAM Sawgrass U.S. Small Cap Quality Growth ETF elected to defer $435 of late-year ordinary losses.
As of October 31, 2025, the Funds had the following capital loss carryforwards with an indefinite expiration:

	Short-Term	Long-Term
AAM Brentview Dividend Growth ETF	$26,851	$4,629
AAM Crescent CLO ETF	1,057	—
AAM Low Duration Preferred and Income Securities ETF	44,328,667	20,040,750
AAM S&P 500 High Dividend Value ETF	3,403,746	5,409,190
AAM Sawgrass U.S. Large Cap Quality Growth ETF	84,173	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	118,309	4,593
AAM SLC Low Duration Income ETF	11,447	—
AAM Todd International Intrinsic Value ETF	—	—
AAM Transformers ETF	5,011,520	1,524,145

52

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The tax character of distributions declared by the Funds during the year/period ended October 31, 2025 and October 31, 2024, were as follows:

	10/31/2025
Fund	Ordinary Income	Return of Capital
AAM Brentview Dividend Growth ETF	$39,940	$—
AAM Crescent CLO ETF	—	—
AAM Low Duration Preferred and Income Securities ETF	30,267,396	2,983,470
AAM S&P 500 High Dividend Value ETF	2,554,232	214,034
AAM Sawgrass U.S. Large Cap Quality Growth ETF	2,830	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	71	190
AAM SLC Low Duration Income ETF	2,739,032	—
AAM Todd International Intrinsic Value ETF	—	—
AAM Transformers ETF	—	—

10/31/2024
Fund	Ordinary Income	Return of Capital
AAM Brentview Dividend Growth ETF	$2,600	$—
AAM Crescent CLO ETF	N/A	N/A
AAM Low Duration Preferred and Income Securities ETF	21,136,371	947,809
AAM S&P 500 High Dividend Value ETF	2,316,011	—
AAM Sawgrass U.S. Large Cap Quality Growth ETF	—	—
AAM Sawgrass U.S. Small Cap Quality Growth ETF	—	—
AAM SLC Low Duration Income ETF	N/A	N/A
AAM Todd International Intrinsic Value ETF	N/A	N/A
AAM Transformers ETF	—	—

NOTE 7 – SHARE TRANSACTIONS
Shares of each Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

53

AAM ETFs
NOTES TO FINANCIAL STATEMENTS
October 31, 2025(Continued)
The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The following is the standard fixed transaction fee for each Fund:

AAM Brentview Dividend Growth ETF	$300
AAM Crescent CLO ETF	300
AAM Low Duration Preferred and Income Securities ETF	500
AAM S&P 500 High Dividend Value ETF	300
AAM Sawgrass U.S. Large Cap Quality Growth ETF	300
AAM Sawgrass U.S. Small Cap Quality Growth ETF	300
AAM SLC Low Duration Income ETF	300
AAM Todd International Intrinsic Value ETF	300
AAM Transformers ETF	300

The transaction fee is payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the creation order costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund, may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 8 – BENEFICAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of October 31, 2025, one shareholder owned greater than 25% of the outstanding shares of the AAM Crescent CLO ETF and the AAM SLC Low Duration Income ETF, therefore, the shareholder may be deemed to control each respective Fund.
NOTE 9 – RISKS
Concentration Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
NOTE 10 – IN-KIND CONTRIBUTIONS
As part of the commencement of operations on July 24, 2025, the AAM Todd International Intrinsic Value ETF received in-kind contributions from accounts managed by the Sub-Adviser and other entities which consisted of $18,103,952 of securities which were recorded at their current value. The purpose of the transaction was to combine accounts with similar investment strategies into a single ETF with a comparable investment objective and investment strategy. As the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for book and tax purposes. The cost of the contributed securities as of July 24, 2025, was $12,759,074, resulting in net unrealized appreciation on investments of $5,344,878 as of that date. As a result of the in-kind contribution, the AAM Todd International Intrinsic Value ETF issued 724,158 shares at a $25.00 per share net asset value. Because the combined investment portfolios have been managed as a single integrated portfolio since the transaction was completed, it is not practicable to separate the amounts of revenue and earnings of the contributing investment accounts that have been included in the Fund’s Statement of Operations. All fees and expenses incurred in conjunction with the transaction were paid by the Adviser.

54

AAM ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of AAM ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of AAM ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AAM Low Duration Preferred and Income Securities ETF and AAM S&P 500 High Dividend Value ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023, 2022, and 2021
AAM Transformers ETF	For the year ended October 31, 2025	For the years ended October 31, 2025 and 2024	For the years ended October 31, 2025, 2024, 2023 and for the period from July 11, 2022 (commencement of operations) to October 31, 2022
AAM Brentview Dividend Growth ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, and AAM Sawgrass U.S. Small Cap Quality Growth ETF	For the year ended October 31, 2025	For the year ended October 31, 2025, and for the period from July 30, 2024 (commencement of operations) to October 31, 2024
AAM Crescent CLO ETF	For the period from October 22, 2025 (commencement of operations) to October 31, 2025
AAM SLC Low Duration Income ETF	For the period from December 3, 2024 (commencement of operations) to October 31, 2025
AAM Todd International Intrinsic Value ETF	For the period from July 24, 2025 (commencement of operations) to October 31, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers;

55

AAM ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 30, 2025

56

AAM Crescent CLO ETF (CLOC)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 9-10, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of the AAM Crescent CLO ETF (the “Fund”), and (ii) the investment sub-advisory agreement between the Adviser and Crescent Capital Group LP (“Crescent” or the “Sub-Adviser” and, together with the Adviser, the “Advisers”) with respect to the Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via video conference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to its role as investment adviser to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and operations. The Advisers’ representative also described the Fund’s investment objective and principal investment strategies and responded to questions from the Board related thereto. The Board discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Agreements.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered other services to be provided by the Adviser to the Fund, including oversight of the Sub-Adviser and monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. The Board also noted that the Adviser will monitor the Fund’s adherence to its investment restrictions as well as its compliance with Fund policies and procedures and applicable securities regulations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s oversight of Crescent’s day-to-day management of the Fund.

57

AAM Crescent CLO ETF (CLOC)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Cost of Services to be Provided and Economies of Scale. The Board reviewed the Fund’s proposed net expense ratio, the full amount of which was anticipated to be the “unified fee” described below, subject to a waiver. The Board noted that the Adviser had proposed to reduce the Fund’s management fee by 31 basis points with respect to the first $100 million in assets under management. The Board then compared the Fund’s expected net expense ratio (which reflects the fee waiver) to those of its Peer Group and Selected Peer Group (each defined below). The Board noted that the peer group selected by Barrington Partners was comprised of ETFs that invest primarily in AAA-rated collateral loan obligations (“CLOs”) (the “Peer Group”); whereas, the competitor ETFs identified by the Adviser (the “Selected Peer Group”) was comprised of a broader range of actively managed CLO ETFs, including ETFs that invest primarily in AAA-rated CLOs and ETFs that invest primarily in lower rated CLOs (e.g., AA-BBB, BBB-B).
The Board then noted that the Fund’s expected net expense ratio would be lower than the net expense ratio of all but one of the funds in its Peer Group and all of the funds included in the Selected Peer Group. The Board also considered that the Fund’s gross expense ratio (without fee waivers) would be higher than the net expense ratio of all the funds in its Peer Group and all but two of the funds in its Selected Peer Group. The Board then considered the Adviser’s explanation for the Fund’s higher gross expense ratio, noting that CLO ETFs that invest primarily in non-AAA-rated CLOs tend to have higher expense ratios than AAA-rated CLO ETFs.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Funds and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board determined, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at expected asset levels for the Fund. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, therefore unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Crescent
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Crescent will be responsible for investment decisions and the day-to-day portfolio management of the Fund, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Crescent, the Board considered reports of the Trust’s CCO with respect to Crescent’s compliance program. The Trustees further noted that they had received and reviewed Crescent’s Materials, including Crescent’s response to a detailed series of questions

58

AAM Crescent CLO ETF (CLOC)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Crescent’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Sub-Advisory Agreement. The Board also considered that the Fund is an actively managed ETF. Consequently, with respect to the Fund’s future performance, the Board will focus on Crescent’s services, including the portfolio managers’ day-to-day management of the Fund.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Crescent for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Crescent’s financial resources and information regarding its ability to support its management of the Fund, noting that Crescent had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by Crescent from its relationship with the Fund, taking into account an analysis of Crescent’s estimated profitability with respect to the Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Crescent might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate includes asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

59

AAM Todd International Intrinsic Value ETF (TIIV)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 15-16, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of (i) the investment advisory agreement (the “Advisory Agreement”) between Advisors Asset Management, Inc. (the “Adviser”) and the Trust, on behalf of AAM Todd International Intrinsic Value ETF (the “Fund”), (ii) the investment sub-advisory agreement between the Adviser and Todd Asset Management (“Todd” or a “Sub-Adviser”) with respect to TIIV (the “Todd Sub-Advisory Agreement”), and (iii) the investment sub-advisory agreement between the Adviser and Vident Asset Management (“Vident” or a “Sub-Adviser” and, collectively with Todd and the Adviser, the “Advisers”) with respect to the Fund (the “Vident Sub-Advisory Agreement” and, collectively with the Advisory Agreement and Todd Sub-Advisory Agreement, the “Agreements”), each for an initial two-year term.
Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Advisers regarding, among other things: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisers; (ii) the cost of the services to be provided and the profits expected to be realized by the Advisers or their affiliates from services rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s proposed management fee and expenses to those of relevant peer groups (the “Barrington Report”); (iv) the extent to which any economies of scale might be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; (v) any other financial benefits to the Advisers or their affiliates that may result from services to be rendered to the Fund; and (vi) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Advisers to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Adviser and Vident, along with other service providers of the Fund, had provided written updates on the firm over the course of the year with respect to their roles as adviser and sub-adviser, respectively, to other series in the Trust. The Board considered that information alongside the Materials in its consideration of whether the Agreements should be approved. Additionally, the Advisers’ representatives provided an oral overview of the services to be provided to the Fund by the Advisers, and additional information about the Advisers’ personnel and operations. The Advisers also described the Fund’s investment objective and principal investment strategy and responded to questions from the Board related thereto. The Board discussed the Materials and the Advisers’ oral presentations, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the Agreements.
Approval of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board noted that it had also previously received copies of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information, as well as details about the Fund.
The Board also considered the services to be provided to the Fund, including oversight of the Fund’s Sub-Advisers, monitoring the extent to which the Fund achieves its investment objective, and monitoring the Fund’s adherence to its investment restrictions and compliance with the Fund’s policies and procedures and applicable securities regulations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on the Adviser’s oversight of Todd’s day-to-day management of the Fund.

60

AAM Todd International Intrinsic Value ETF (TIIV)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Cost of Services to be Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board noted that the peer group selected by Barrington Partners was comprised of actively managed, large-cap ETFs with international equity investment strategies (the “Peer Group”). In particular, the Board noted that the Fund’s net expense ratio was lower than the median net expense ratio of the ETFs in its Peer Group. The Board also compared the Fund’s proposed fees and expenses to those of certain competitor ETFs identified by the Adviser (the “Selected Peer Group”). The Selected Peer Group was comprised of actively managed ETFs focused on international equities. The Board observed that the Fund’s proposed net expense ratio fell within the higher range of net expense ratios for funds in its Selected Peer Group.
The Board took into consideration that the Adviser would charge a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses (“AFFE”), extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Advisers, and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund at various Fund asset levels as well as the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and, consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable.
The Board also considered the Fund’s expenses and the structure of the Fund’s advisory fee with respect to potential economies of scale. The Board noted that the Fund’s fee structure did not contain any breakpoint reductions as Fund assets grow but considered that the Fund’s fee structure is a unified fee. The Board concluded that the unified fee structure reflects a sharing of economies of scale between the Adviser and the Fund based on the Fund’s expected asset level growth during its initial two-year period. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted.
Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Todd
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Todd Sub-Advisory Agreement, noting that Todd will be responsible for investment decisions and the day-to-day portfolio management of the Fund, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Todd, the Board considered reports of the Trust’s CCO with respect to Todd’s compliance program. The Trustees further noted that they had received and reviewed Todd’s Materials, including Todd’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Todd’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Todd Sub-Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on Todd’s services, including the portfolio managers’ day-to-day management of the Fund.

61

AAM Todd International Intrinsic Value ETF (TIIV)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Todd for its services to the Fund. The Board considered the fees to be paid to Todd would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Todd’s financial resources and information regarding Todd’s ability to support its management of the Fund, noting that Todd had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various projected Fund asset levels.
The Board expressed the view that it currently appeared that Todd might realize economies of scale in managing the Fund as its assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rate does not include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grows to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Todd Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Todd Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Todd Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Approval of the Sub-Advisory Agreement with Vident
Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Vident will be responsible for (i) trading portfolio securities for the Fund in accordance with instructions provided by Todd, and (ii) selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board. In considering the nature, extent, and quality of the services to be provided by Vident, the Board considered reports of the Trust’s CCO with respect to Vident’s compliance program. The Trustees further noted that they had received and reviewed Vident’s Materials, including Vident’s response to a detailed series of questions regarding its business operations, key personnel, investment decision-making process, and compliance policies. The Board also considered Vident’s resources and capacity with respect to portfolio management, compliance, and operations.
Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in the context of the Board’s deliberations on the Vident Sub-Advisory Agreement. The Board also considered that the Fund is actively managed. Consequently, with respect to the Fund’s future performance, the Board will focus on Vident’s portfolio trading execution and trade settlement services, including the Vident portfolio managers’ day-to-day management of the Fund.
Costs of Services to be Provided and Economies of Scale. The Board then reviewed the proposed sub-advisory fee to be paid by the Adviser to Vident for its services to the Fund. The Board considered the fees to be paid to the Sub-Adviser would be paid by the Adviser from the fee the Adviser receives from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board determined the sub-advisory fee reflected an appropriate allocation of the advisory fee as between the Adviser and Sub-Adviser given the work to be performed by each firm.
The Board then considered Vident’s financial resources and information regarding Vident’s ability to support its management of the Fund, noting that Vident had provided certain financial information for the Board’s review. The Board also evaluated the compensation and benefits expected to be received by the Sub-Adviser from its relationship with the Fund, taking into account an analysis of the Sub-Adviser’s estimated profitability with respect to the Fund at various projected Fund asset levels.

62

AAM Todd International Intrinsic Value ETF (TIIV)
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS(Continued)
The Board expressed the view that it currently appeared that Vident might realize economies of scale in managing the Fund as assets grow in size. The Board further noted that although the Fund’s sub-advisory fee rates include asset-level breakpoints, because the Fund pays the Adviser a unified fee, any benefits from breakpoints in Vident’s sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor advisory and sub-advisory fees as the Fund grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the Vident Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Vident Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the Vident Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

63

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS
Appendix B
AAM Brentview Dividend Growth ETF (BDIV)
AAM Sawgrass U.S. Large Cap Quality Growth ETF (SAWG)
AAM Sawgrass U.S. Small Cap Quality Growth ETF (SAWS)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) among Advisors Asset Management, Inc. (“AAM” or the “Adviser”), the Trust, on behalf of AAM Brentview Dividend Growth ETF, AAM Sawgrass U.S. Large Cap Quality Growth ETF, and AAM Sawgrass U.S. Small Cap Quality Growth ETF (each, a “Fund” and, collectively, the “Funds”), and Vident Advisory, LLC d/b/a Vident Asset Management (the “Sub-Adviser”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund relative to its benchmark; (iii) the cost of the services provided and the profits realized by the Sub-Adviser or its affiliates from services rendered to the Funds as well as the estimated costs of providing such services under the Sub-Advisory Agreement; (iv) a fee analysis comparing the Funds’ sub-advisory fees to those of other accounts managed by the Sub-Adviser and similar ETFs in the market; (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment advisory and sub-advisory services to other series of the Trust and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its advisory and sub-advisory services to those Funds. Additionally, at the Meeting, Sub-Adviser representatives provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations.
The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets, including the trading of portfolio securities for the Funds in accordance with instructions provided by Brentview
Investment Management, LLC (“Brentview”) or Sawgrass Asset Management, LLC (“Sawgrass”), respectively;

64

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Continued)
determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of the Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Because each Fund’s investment selection is actively managed by the Fund’s other investment sub-adviser, Brentview or Sawgrass, respectively, the Board considered, among other things, the Sub-Adviser’s portfolio trading execution and trade settlement services, including the portfolio managers’ day-to-day management of the Funds. The Board also considered that each Fund’s inception date was July 30, 2024, less than one year prior to June 30, 2025, which was a relatively short period of time over which to evaluate a Fund’s performance and draw meaningful conclusions about its management.
AAM Brentview Dividend Growth ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, for the since inception period ended June 30, 2025, which covered an 11-month period. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies, the Fund seeks current dividend income and long-term capital appreciation by investing in equity securities of U.S.-listed companies positioned to grow their dividend.
AAM Sawgrass U.S. Large Cap Quality Growth ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, as well as its secondary benchmark, the Russell 1000 Growth Index, for the since inception period ended June 30, 2025, which covered an 11-month period. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies and the secondary benchmark measures the performance of large- and mid-capitalization growth sectors of the U.S. equity market, the Fund seeks risk-adjusted returns, upside participation, downside protection, low standard deviation, and long-term capital appreciation by investing in the equities of U.S.-listed large-capitalization companies selected by Sawgrass based on various fundamental factors.
AAM Sawgrass U.S. Small Cap Quality Growth ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, but outperformed its secondary benchmark, the Russell 2000 Growth Index, for the since inception period ended June 30, 2025, which covered an 11-month period. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies and the secondary benchmark measures the performance of the small-capitalization growth sector of the U.S. equity market, the Fund seeks risk-adjusted returns, upside participation, downside protection, low standard deviation, and long-term capital appreciation by investing in the equities of U.S.-listed small-capitalization companies selected by Sawgrass based on various fundamental factors.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees are competitive with the those paid by other accounts managed by the Sub-Adviser as well as those charged by similar ETFs in the market. The Board then noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from the existing sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the
Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it.

65

AAM ETFs
APPROVAL OF ADVISORY AGREEMENTS & BOARD CONSIDERATIONS (Continued)
Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

66

AAM ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS
AAM Low Duration Preferred and Income Securities ETF (PFLD)
AAM S&P 500 High Dividend Value ETF (SPDV)
AAM Transformers ETF (TRFM)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 8-9, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the investment sub-advisory agreement (the “Sub-Advisory Agreement”) among Advisors Asset Management, Inc. (“AAM” or the “Adviser”), the Trust, on behalf of AAM Low Duration Preferred and Income Securities ETF, AAM S&P 500 High Dividend Value ETF, and AAM Transformers ETF (each, a “Fund” and, collectively, the “Funds”), and Vident Advisory, LLC d/b/a Vident Asset Management (the “Sub-Adviser”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided by the Sub-Adviser; (ii) the historical performance of each Fund relative to its underlying index and benchmark; (iii) the cost of the services provided and the profits realized by the Sub-Adviser or its affiliates from services rendered to the Funds as well as the estimated costs of providing such services under the Sub-Advisory Agreement; (iv) a fee analysis comparing the Funds’ sub-advisory fees to those of other accounts managed by the Sub-Adviser and similar ETFs in the market; (v) the extent to which any economies of scale realized by the Sub-Adviser in connection with its services to the Funds are shared with Fund shareholders; (vi) any other financial benefits to the Sub-Adviser and its affiliates resulting from services rendered to the Funds; and (vii) other factors the Board deemed to be relevant. The Board also met via videoconference approximately ten days before the Meeting to discuss their initial thoughts regarding the Materials and communicate to Trust officers their follow up questions, if any, that they would like the Sub-Adviser to address at the Meeting and/or through revised or supplemental Materials.
The Board also considered that the Sub-Adviser, along with other service providers of the Funds, had provided written and oral updates on the firm over the course of the year with respect to its role as investment sub-adviser to the Funds, and the Board considered that information alongside the Materials in its consideration of whether the Sub-Advisory Agreement should be continued. The Board also noted that the Sub-Adviser provides investment advisory and sub-advisory services to other series of the Trust and, over the course of the year, the Sub-Adviser provided written and oral updates to the Board with respect to its advisory and sub-advisory services to those Funds. Additionally, at the Meeting, Sub-Adviser representatives provided an oral overview of the services provided to the Funds by the Sub-Adviser and additional information about the Sub-Adviser’s personnel and business operations.
The Board then discussed the Materials and the Sub-Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, including AAM’s 15(c) presentation at the January 15-16, 2025, quarterly Board meeting, and deliberated, in light of this information, on the approval of the continuation of the Sub-Advisory Agreement.
Approval of the Continuation of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Sub-Advisory Agreement, noting that the Sub-Adviser had provided and would continue to provide investment management services to the Funds. In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered the quality of the Sub-Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Sub-Adviser compliance program. The Board also considered its previous experience with the Sub-Adviser providing investment management services to the Funds as well as other series of the Trust. The Board noted that it had received a copy of the Sub-Adviser’s registration form and financial statements, as well as the Sub-Adviser’s response to a detailed series of questions that included, among other things, information about the Sub-Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board noted the responsibilities that the Sub-Adviser has as the Funds’ investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the Funds’ assets; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for

67

AAM ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
purchases and redemptions of the Funds’ shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with applicable securities laws, regulations, and investment restrictions; responsibility for quarterly reporting to the Board; and implementation of Board directives as they relate to the Funds. The Board also considered the Sub-Adviser’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds and/or accounts for which it provides sub-advisory services.
Historical Performance. The Trustees next considered each Fund’s performance. Because each Fund is designed to track the performance of an index, the Board considered, among other things, the extent to which each Fund tracked its index, before fees and expenses. The Board noted that, for each of the one-year, three-year, five-year, and since inception periods ended June 30, 2025, as applicable, each Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) was generally consistent with the performance of its underlying index, indicating that each Fund tracked its underlying index closely and in an appropriate manner.
AAM S&P 500 High Dividend Value ETF: The Board noted that the Fund underperformed its broad-based benchmark, the S&P 500 Index, for each of the one-, three-, five-year, and since inception periods ended June 30, 2025. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies, the Fund tracks an index comprised of companies that exhibit high dividend yields and free-cash-flow yields.
AAM Low Duration Preferred and Income Securities ETF: The Board noted that the Fund underperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, for the one-year period ended June 30, 2025, but outperformed its broad-based benchmark over the three-year, five-year, and since inception periods. The Board further noted that the Fund underperformed its secondary benchmark, the ICE Exchange-Listed Preferred & Hybrid Securities Index, over each of the one-year, three-year, five-year, and since inception periods. The Board considered that the primary benchmark measures the overall U.S. investment-grade bond market and the secondary benchmark index measures the performance of a select group of exchange-listed, U.S. dollar denominated preferred securities, hybrid securities and convertible preferred securities. The Board also considered that, as of July 1, 2025, the Fund replaced its underlying index with the ICE 0-5 Year Duration Preferred & Hybrid Securities Index in conjunction with the addition of non-listed preferred securities to the Fund’s investment strategy. Accordingly, the Board noted that the Fund’s performance prior to July 1, 2025, does not reflect performance consistent with the Fund’s new underlying index and the Fund’s current principal investment strategy.
AAM Transformers ETF: The Board noted that the Fund outperformed its broad-based benchmark, the S&P 500 Index, for each of the one-year and since inception periods ended June 30, 2025. The Board considered, however, that whereas the benchmark index provides an indication of the performance of U.S. large-cap companies, the Fund tracks an index comprised of companies poised to benefit from a significant disruption and/or transformation of consumer behavior and technological innovation.
Cost of Services Provided and Economies of Scale. The Board then reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Funds. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fee reflected an arm’s-length negotiation between the Adviser and the Sub-Adviser. The Board further determined that the fees reflected an appropriate allocation of the advisory fee paid to each firm given the work performed by each firm and noted that the fees are competitive with the those paid by other accounts managed by the Sub-Adviser as well as those charged by similar ETFs in the market. The Board then noted that the Sub-Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Sub-Adviser from its relationship with the Funds, taking into account analyses of the Sub-Adviser’s profitability with respect to each Fund at various actual and projected Fund asset levels.
The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Funds as assets grow in size. The Board further noted that although each Fund’s sub-advisory fee includes asset-level breakpoints, because each Fund pays the Adviser a unified fee, any benefits from the existing sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as the Funds grow to determine whether economies of scale were being effectively shared with the Funds and their shareholders.
Conclusion.No single factor was determinative of the Board’s decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it.

68

AAM ETFs
APPROVAL OF SUB-ADVISORY AGREEMENT & BOARD CONSIDERATIONS(Continued)
Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to each Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of each Fund and its shareholders.

69

AAM ETFs
FEDERAL TAX INFORMATION (Unaudited)
For the fiscal period ended October 31, 2025, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Crescent CLO ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	64.09%
AAM S&P 500 High Dividend Value ETF	91.59%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	100.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	100.00%
AAM SLC Low Duration Income ETF	0.00%
AAM Todd International Intrinsic Value ETF	0.00%
AAM Transformers ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions qualified for the corporate dividend received deduction for the fiscal year ended October 31, 2024 was as follows:

AAM Brentview Dividend Growth ETF	100.00%
AAM Crescent CLO ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	62.39%
AAM S&P 500 High Dividend Value ETF	87.90%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	100.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	100.00%
AAM SLC Low Duration Income ETF	0.00%
AAM Todd International Intrinsic Value ETF	0.00%
AAM Transformers ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

AAM Brentview Dividend Growth ETF	0.00%
AAM Crescent CLO ETF	0.00%
AAM Low Duration Preferred and Income Securities ETF	0.00%
AAM S&P 500 High Dividend Value ETF	0.00%
AAM Sawgrass U.S. Large Cap Quality Growth ETF	0.00%
AAM Sawgrass U.S. Small Cap Quality Growth ETF	0.00%
AAM SLC Low Duration Income ETF	0.00%
AAM Todd International Intrinsic Value ETF	0.00%
AAM Transformers ETF	0.00%

70

AAM ETFs
ADDITIONAL INFORMATION (Unaudited)
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
There were no changes in or disagreements with accountants during the period covered by this report.
PROXY DISCLOSURE
There were no matters submitted to a vote of shareholders during the period covered by this report.
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
All fund expenses, including Trustee compensation are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

71

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/8/2026

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/8/2026

* Print the name and title of each signing officer under his or her signature.